Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—95.0%

Brazil—6.2%
Ambev S.A.	2,000,100	$9,266,519
Banco BTG Pactual S.A. UNIT	104,400	1,471,166
Banco do Brasil S.A.	134,800	1,475,843
Cia de Saneamento Basico do Estado de Sao Paulo ADR	251,900	2,992,572
IRB Brasil Resseguros S.A.	164,400	1,490,103
Porto Seguro S.A.	144,676	2,050,559
Qualicorp Consultoria e Corretora de Seguros S.A.	285,300	2,135,484

		20,882,246

China—32.5%
Alibaba Group Holding Ltd. ADR (d)	70,200	11,739,546
Anhui Conch Cement Co., Ltd., Class H	1,127,000	6,687,997
China Merchants Bank Co., Ltd., Class H	1,514,000	7,200,820
CNOOC Ltd.	2,593,000	3,970,218
Daqin Railway Co., Ltd., Class A	1,429,900	1,521,305
Industrial & Commercial Bank of China Ltd., Class H	5,128,000	3,435,427
Jiangsu Expressway Co., Ltd., Class H	1,052,000	1,335,851
Kweichow Moutai Co., Ltd., Class A	41,100	6,626,098
Lenovo Group Ltd.	10,796,000	7,202,286
Ping An Bank Co., Ltd., Class A	2,574,793	5,635,123
Ping An Insurance Group Co. of China Ltd., Class H	206,000	2,367,703
Qudian, Inc. ADR (d)	385,300	2,654,717
RiseSun Real Estate Development Co., Ltd., Class A	1,191,852	1,384,266
Tencent Holdings Ltd.	559,400	23,398,521
Tsingtao Brewery Co., Ltd., Class A	675,564	4,593,363
Weichai Power Co., Ltd., Class H	3,831,000	5,526,678
Wuliangye Yibin Co., Ltd., Class A	359,179	6,537,346
Xiamen C & D, Inc.	665,372	812,006
Yum China Holdings, Inc.	98,600	4,479,398
Zoomlion Heavy Industry Science and Technology Co., Ltd., Class H	3,677,400	2,490,644

		109,599,313

	Shares	Value^

Hong Kong—1.4%
China Telecom Corp., Ltd., Class H	3,288,000	$1,497,221
Link REIT	304,000	3,353,381

		4,850,602

India—8.2%
Bajaj Finance Ltd.	67,154	3,842,178
HDFC Bank Ltd. ADR	197,000	11,238,850
Hindustan Petroleum Corp., Ltd.	650,827	2,785,814
Hindustan Unilever Ltd.	107,657	3,016,914
REC Ltd.	685,068	1,190,521
Tata Consultancy Services Ltd.	86,088	2,547,335
Tech Mahindra Ltd.	305,213	3,085,607

		27,707,219

Indonesia—2.2%
Bank Central Asia Tbk PT	1,906,100	4,075,180
Bank Rakyat Indonesia Persero Tbk PT	12,057,700	3,501,130

		7,576,310

Korea (Republic of)—7.2%
Kia Motors Corp.	205,773	7,845,530
LG Electronics, Inc.	63,402	3,569,379
Partron Co., Ltd.	156,097	1,668,253
Samsung Electronics Co., Ltd.	174,048	7,126,226
Shinhan Financial Group Co., Ltd.	122,252	4,271,848

		24,481,236

Mexico—1.8%
Grupo Financiero Banorte S.A.B de C.V., Class O	1,136,000	6,122,680

Russian Federation—8.8%
Alrosa PJSC (b)(c)	1,427,200	1,638,483
Lukoil PJSC ADR	193,532	16,010,902
MMC Norilsk Nickel PJSC ADR	467,460	11,962,301

		29,611,686

South Africa—2.9%
AngloGold Ashanti Ltd. ADR	198,000	3,617,460
Impala Platinum Holdings Ltd. (d)	229,769	1,445,846
Kumba Iron Ore Ltd.	26,922	665,184
MTN Group Ltd.	300,523	1,912,156
Telkom S.A. SOC Ltd.	463,637	2,161,367

		9,802,013

Taiwan—15.7%
Cathay Financial Holding Co., Ltd.	668,000	880,460
Compeq Manufacturing Co., Ltd.	1,770,000	1,983,184

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

CTBC Financial Holding Co., Ltd.	1,268,000	$841,682
Hon Hai Precision Industry Co., Ltd.	2,147,000	5,066,097
Nanya Technology Corp.	2,775,000	7,207,745
Radiant Opto-Electronics Corp.	968,000	3,696,962
Taiwan Semiconductor Manufacturing Co., Ltd.	2,236,000	19,859,097
Uni-President Enterprises Corp.	1,188,000	2,866,815
Unimicron Technology Corp.	3,685,000	5,185,284
United Microelectronics Corp.	4,286,000	1,837,824
Zhen Ding Technology Holding Ltd.	1,013,000	3,626,029

		53,051,179

Thailand—5.4%
Advanced Info Service PCL (b)(c)	1,382,200	9,950,288
Charoen Pokphand Foods PCL (b)(c)	7,963,400	6,837,403
Land & Houses PCL (b)(c)	4,408,300	1,383,132

		18,170,823

Turkey—1.6%
KOC Holding AS	278,300	930,237
Turkiye Is Bankasi AS (d)	3,907,994	4,328,839

		5,259,076

United States—1.1%
AutoZone, Inc. (d)	3,500	3,796,170

Total Common Stock (cost—$301,207,543)		320,910,553

PREFERRED STOCK—2.9%

Brazil—2.9%
Banco Bradesco S.A.	441,620	3,605,278
Banco do Estado do Rio Grande do Sul S.A., Class B	260,900	1,415,972
Cia Paranaense de Energia	381,500	4,555,101

Total Preferred Stock (cost—$7,677,850)		9,576,351

EXCHANGE-TRADED FUNDS—0.8%
iShares MSCI Emerging Markets Index (cost—$2,769,357)	63,700	2,603,419

	Principal Amount (000s)	Value^

Repurchase Agreements—0.8%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $2,864,028; collateralized by U.S. Treasury Notes, 2.375%, due 5/15/27, valued at $2,923,363 including accrued interest (cost—$2,864,000)	$2,864	$2,864,000

Total Investments (cost—$314,518,750) (a)—99.5%		335,954,323

Other assets less liabilities—0.5%		1,804,144

Net Assets—100.0%		$337,758,467

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $206,049,642, representing 61.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $19,809,306, representing 5.9% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

MSCI—Morgan Stanley Capital International

REIT—Real Estate Investment Trust

UNIT—More than one class of securities traded together

Schedule of Investments

AllianzGI Emerging Markets Opportunities Fund

September 30, 2019 (unaudited) (continued)

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	16.9%
Semiconductors & Semiconductor Equipment	9.7%
Beverages	8.0%
Interactive Media & Services	6.9%
Oil, Gas & Consumable Fuels	6.7%
Metals & Mining	5.7%
Electronic Equipment, Instruments & Components	5.2%
Technology Hardware, Storage & Peripherals	4.2%
Wireless Telecommunication Services	3.5%
Internet & Direct Marketing Retail	3.5%
Food Products	2.9%
Machinery	2.4%
Automobiles	2.3%
Insurance	2.0%
Construction Materials	2.0%
Consumer Finance	1.9%
IT Services	1.7%
Electric Utilities	1.4%
Hotels, Restaurants & Leisure	1.3%
Specialty Retail	1.1%
Diversified Telecommunication Services	1.1%
Household Durables	1.1%
Equity Real Estate Investment Trusts (REITs)	1.0%
Household Products	0.9%
Water Utilities	0.9%
Real Estate Management & Development	0.8%
Exchange-Traded Funds	0.8%
Healthcare Providers & Services	0.6%
Road & Rail	0.5%
Capital Markets	0.4%
Transportation Infrastructure	0.4%
Diversified Financial Services	0.4%
Industrial Conglomerates	0.3%
Trading Companies & Distributors	0.2%
Repurchase Agreements	0.8%
Other assets less liabilities	0.5%

100.0%

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—98.1%

Aerospace & Defense—4.6%
Boeing Co.	14,480	$5,509,206
Lockheed Martin Corp.	104,752	40,859,565

		46,368,771

Beverages—1.3%
Constellation Brands, Inc., Class A	61,668	12,782,543

Biotechnology—1.4%
Vertex Pharmaceuticals, Inc. (a)	79,705	13,503,621

Capital Markets—2.7%
MSCI, Inc.	54,575	11,883,706
S&P Global, Inc.	62,765	15,376,170

		27,259,876

Communications Equipment—1.1%
Arista Networks, Inc. (a)	44,605	10,657,027

Construction Materials—2.6%
Vulcan Materials Co.	173,150	26,187,206

Equity Real Estate Investment Trusts (REITs)—1.3%
American Tower Corp.	58,015	12,828,857

Healthcare Equipment & Supplies—8.0%
Boston Scientific Corp. (a)	598,960	24,371,683
DexCom, Inc. (a)	139,635	20,839,127
Insulet Corp. (a)	119,600	19,725,628
Intuitive Surgical, Inc. (a)	28,325	15,293,517

		80,229,955

Healthcare Providers & Services—2.4%
Anthem, Inc.	100,980	24,245,298

Hotels, Restaurants & Leisure—1.2%
Chipotle Mexican Grill, Inc. (a)	14,010	11,774,985

Household Durables—1.3%
Roku, Inc. (a)	123,190	12,535,814

Industrial Conglomerates—1.8%
General Electric Co.	2,031,100	18,158,034

Insurance—1.3%
Progressive Corp.	167,400	12,931,650

Interactive Media & Services—6.9%
Facebook, Inc., Class A (a)	287,395	51,179,302
Tencent Holdings Ltd. ADR	423,345	17,623,852

		68,803,154

Internet & Direct Marketing Retail—4.3%
Amazon.com, Inc. (a)	24,787	43,028,001

	Shares	Value^

IT Services—15.3%
EPAM Systems, Inc. (a)	99,205	$18,087,056
Mastercard, Inc., Class A	145,115	39,408,880
Okta, Inc. (a)	40,545	3,992,061
PayPal Holdings, Inc. (a)	332,805	34,475,270
Twilio, Inc., Class A (a)	88,140	9,691,874
Visa, Inc., Class A	271,090	46,630,191

		152,285,332

Life Sciences Tools & Services—1.7%
Agilent Technologies, Inc.	223,425	17,121,058

Media—2.8%
Comcast Corp., Class A	618,505	27,882,205

Personal Products—1.1%
Estee Lauder Cos., Inc., Class A	55,510	11,043,714

Pharmaceuticals—6.0%
AstraZeneca PLC ADR	681,130	30,357,964
Zoetis, Inc.	239,915	29,891,010

		60,248,974

Road & Rail—2.1%
Union Pacific Corp.	127,420	20,639,491

Semiconductors & Semiconductor Equipment—4.1%
Broadcom, Inc.	96,715	26,700,110
ON Semiconductor Corp. (a)	743,575	14,284,076

		40,984,186

Software—13.9%
Crowdstrike Holdings, Inc. (a)	60,780	3,544,082
Microsoft Corp.	643,240	89,429,657
Salesforce.com, Inc. (a)	151,295	22,458,230
ServiceNow, Inc. (a)	89,760	22,785,576

		138,217,545

Specialty Retail—3.2%
Burlington Stores, Inc. (a)	82,825	16,550,092
O’Reilly Automotive, Inc. (a)	37,775	15,053,715

		31,603,807

Technology Hardware, Storage & Peripherals—5.7%
Apple, Inc.	252,030	56,447,159

Total Common Stock (cost—$664,621,467)		977,768,263

Schedule of Investments

AllianzGI Focused Growth Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $11,786,115; collateralized by U.S. Treasury Notes, 2.375%, due 5/15/27, valued at $12,022,994 including accrued interest (cost—$11,786,000)	$11,786	$11,786,000

Total Investments (cost—$676,407,467)—99.3%		989,554,263

Other assets less liabilities—0.7%		6,926,562

Net Assets—100.0%		$996,480,825

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—96.1%

Australia—4.0%
BHP Group Ltd.	15,095	$373,006
South32 Ltd.	24,104	42,512

		415,518

Canada—5.6%
Barrick Gold Corp.	6,635	114,786
Enbridge, Inc.	1,982	69,565
First Quantum Minerals Ltd.	4,354	36,578
Nutrien Ltd.	2,787	138,840
TC Energy Corp.	2,863	148,244
Teck Resources Ltd., Class B	4,287	69,506

		577,519

Denmark—1.0%
Orsted A/S (a)	1,113	103,463

Finland—1.0%
Neste Oyj	3,156	104,415

France—5.0%
Air Liquide S.A.	1,150	163,668
Total S.A.	6,787	353,377

		517,045

Germany—0.8%
HeidelbergCement AG	1,170	84,532

Israel—0.4%
SolarEdge Technologies, Inc. (c)	470	39,348

Japan—1.8%
Shin-Etsu Chemical Co., Ltd.	1,300	139,894
Sumitomo Metal Mining Co., Ltd.	1,600	49,970

		189,864

Norway—1.0%
Equinor ASA	5,255	99,541

Spain—0.4%
Siemens Gamesa Renewable Energy S.A.	2,845	38,596

United Kingdom—12.7%
BP PLC	65,657	415,659
Rio Tinto PLC	6,049	314,442
Royal Dutch Shell PLC, Class A	10,909	319,939
Royal Dutch Shell PLC, Class B	8,790	259,792

		1,309,832

United States—62.4%
Air Products & Chemicals, Inc.	940	208,548
Alcoa Corp. (c)	1,805	36,226
Axalta Coating Systems Ltd. (c)	3,325	100,249
Baker Hughes a GE Co.	2,180	50,576
Caterpillar, Inc.	415	52,419

	Shares	Value^

CF Industries Holdings, Inc.	1,720	$84,624
Chevron Corp.	5,650	670,090
ConocoPhillips	3,640	207,407
Continental Resources, Inc. (c)	2,140	65,891
Corteva, Inc.	2,045	57,260
Crown Holdings, Inc. (c)	1,605	106,026
Diamondback Energy, Inc.	1,720	154,645
Dow, Inc.	2,875	136,994
DuPont de Nemours, Inc.	1,815	129,428
Ecolab, Inc.	1,210	239,628
EOG Resources, Inc.	2,205	163,655
Exxon Mobil Corp.	9,475	669,030
First Solar, Inc. (c)	1,770	102,678
FMC Corp.	1,530	134,150
Hess Corp.	1,265	76,507
Kansas City Southern	820	109,068
Kinder Morgan, Inc.	10,685	220,218
Linde PLC	1,505	291,549
LyondellBasell Industries NV, Class A	1,405	125,705
Marathon Petroleum Corp.	3,025	183,769
Newmont Goldcorp Corp.	3,540	134,237
Occidental Petroleum Corp.	5,480	243,696
ONEOK, Inc.	2,500	184,225
Parsley Energy, Inc., Class A	6,580	110,544
Pattern Energy Group, Inc., Class A	1,360	36,625
Phillips 66	1,410	144,384
Pioneer Natural Resources Co.	773	97,220
Sanderson Farms, Inc.	365	55,235
Schlumberger Ltd.	5,940	202,970
TerraForm Power, Inc., Class A	4,655	84,837
Union Pacific Corp.	650	105,287
United Rentals, Inc. (c)	420	52,349
Valero Energy Corp.	2,070	176,447
Vulcan Materials Co.	745	112,674
Williams Cos., Inc.	9,590	230,735
WPX Energy, Inc. (c)	8,760	92,768

		6,440,573

Total Common Stock (cost—$9,751,850)		9,920,246

EXCHANGE-TRADED FUNDS—1.4%
Invesco Solar (cost—$118,286)	5,075	149,053

Schedule of Investments

AllianzGI Global Natural Resources Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—2.7%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $274,003; collateralized by U.S. Treasury Notes, 2.375%, due 5/15/27, valued at $281,706 including accrued interest (cost—$274,000)	$274	$274,000

Total Investments (cost—$10,144,136) (b)—100.2%		10,343,299

Liabilities in excess of other assets—(0.2)%		(22,726)

Net Assets—100.0%		$10,320,573

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Security with a value of $103,463, representing 1.0% of net assets.

(b)	Securities with an aggregate value of $2,862,806, representing 27.7% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Non-income producing.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets were as follows:

Oil, Gas & Consumable Fuels	52.9%
Chemicals	18.9%
Metals & Mining	11.3%
Energy Equipment & Services	2.5%
Road & Rail	2.1%
Construction Materials	1.9%
Exchange-Traded Funds	1.4%
Semiconductors & Semiconductor Equipment	1.4%
Independent Power Producers & Energy Traders	1.2%
Containers & Packaging	1.0%
Electric Utilities	1.0%
Food Products	0.5%
Machinery	0.5%
Trading Companies & Distributors	0.5%
Electrical Equipment	0.4%
Repurchase Agreements	2.7%
Liabilities in excess of other assets	(0.2)%

100.0%

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—96.1%

Australia—2.3%
ALS Ltd.	24,715	$133,777
Austal Ltd.	117,502	344,642
Charter Hall Retail REIT	99,249	284,837
Downer EDI Ltd.	51,413	270,856
Growthpoint Properties Australia Ltd. REIT	36,021	105,059
GUD Holdings Ltd.	39,130	265,888
NEXTDC Ltd. (e)	55,644	231,598
Nine Entertainment Co., Holdings Ltd.	72,118	95,305
Reliance Worldwide Corp. Ltd.	78,700	214,261
Seven Group Holdings Ltd.	19,100	224,965
Starpharma Holdings Ltd. (e)	20,900	16,199
WorleyParsons Ltd.	25,800	226,339

		2,413,726

Austria—1.7%
ANDRITZ AG	12,664	517,517
UNIQA Insurance Group AG	69,387	626,660
Wienerberger AG	27,125	660,308

		1,804,485

China—0.1%
Ping An Healthcare and Technology Co., Ltd. (a)(e)	22,600	132,241

Denmark—2.0%
Ambu A/S, Class B	23,473	388,242
FLSmidth & Co. A/S	13,932	606,062
ISS A/S	20,215	499,782
SimCorp A/S	7,140	627,095

		2,121,181

Finland—0.4%
Huhtamaki Oyj	9,988	397,925

France—2.0%
Ingenico Group S.A.	6,533	636,743
Korian S.A.	16,383	673,476
Nexity S.A.	13,188	627,780
Sartorius Stedim Biotech	1,245	174,142

		2,112,141

Germany—3.3%
alstria office REIT-AG	34,193	586,609
Bechtle AG	5,781	588,366
CANCOM SE	11,300	608,792
Hella GmbH & Co. KGaA	13,621	608,858
Scout24 AG (a)	9,736	554,995
TLG Immobilien AG	20,648	561,507

		3,509,127

Hong Kong—0.3%
Minth Group Ltd.	28,000	94,904
Techtronic Industries Co., Ltd.	29,500	205,325

		300,229

	Shares	Value^

Indonesia—0.2%
Jasa Marga Persero Tbk PT	587,600	$236,010

Italy—1.1%
Buzzi Unicem SpA	29,582	678,355
De’ Longhi SpA	24,159	455,529

		1,133,884

Japan—11.3%
Anritsu Corp.	15,500	306,669
Azbil Corp.	28,000	751,964
COMSYS Holdings Corp.	38,800	1,103,074
Fuji Electric Co., Ltd.	19,300	595,088
Fuji Oil Holdings, Inc.	21,500	625,357
Hisamitsu Pharmaceutical Co., Inc.	6,300	277,329
Ichigo, Inc.	67,800	273,915
Itochu Techno-Solutions Corp.	27,900	741,078
Jeol Ltd.	19,500	465,785
Lion Corp.	17,000	336,302
Maruwa Co., Ltd.	7,800	503,358
Mitsubishi UFJ Lease & Finance Co., Ltd.	178,200	1,033,626
Nihon Unisys Ltd.	17,800	575,348
Nippon Shinyaku Co., Ltd.	6,200	524,035
Nishio Rent All Co., Ltd.	15,900	409,334
Okamura Corp.	16,900	165,484
Penta-Ocean Construction Co., Ltd.	103,300	573,570
Ship Healthcare Holdings, Inc.	13,700	584,089
Sojitz Corp.	136,600	424,946
T&D Holdings, Inc.	32,400	346,218
TechnoPro Holdings, Inc.	8,500	507,221
Tokyu Fudosan Holdings Corp.	129,500	828,821

		11,952,611

Korea (Republic of)—0.1%
Fila Korea Ltd.	2,033	98,356

Netherlands—1.2%
ASM International NV	7,422	682,838
ASR Nederland NV	15,742	580,873

		1,263,711

Norway—0.9%
Elkem ASA (a)	179,503	437,414
Storebrand ASA	86,408	546,256

		983,670

Singapore—0.9%
Frasers Centrepoint Trust	178,500	354,023
Mapletree Commercial Trust REIT	175,900	291,590
Mapletree Industrial Trust REIT	158,000	277,794

		923,407

Sweden—0.6%
AAK AB	34,354	665,822

Switzerland—2.1%
Galenica AG (a)	11,662	669,817
Georg Fischer AG	567	491,511

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Interroll Holding AG	290	$537,970
OC Oerlikon Corp. AG	49,387	495,790

		2,195,088

Taiwan—0.2%
Win Semiconductors Corp.	20,000	178,911

Thailand—0.2%
Amata Corp. PCL (c)(d)	235,000	192,191

United Kingdom—6.2%
ASOS PLC (e)	11,140	339,188
Auto Trader Group PLC (a)	90,712	568,552
Derwent London PLC REIT	15,769	653,864
Genus PLC	17,860	614,647
HomeServe PLC	46,695	680,928
Howden Joinery Group PLC	95,486	657,178
Intermediate Capital Group PLC	36,529	653,195
Moneysupermarket.com Group PLC	128,951	599,690
Rotork PLC	168,611	644,940
Spectris PLC	19,036	571,419
Tullow Oil PLC	193,133	506,179

		6,489,780

United States—59.0%
Addus HomeCare Corp. (e)	10,098	800,569
Air Transport Services Group, Inc. (e)	41,223	866,508
Alteryx, Inc., Class A (e)	4,849	520,928
Americold Realty Trust REIT	37,683	1,396,909
Ameris Bancorp	18,578	747,579
Axon Enterprise, Inc. (e)	6,112	347,039
Bandwidth, Inc., Class A (e)	6,017	391,767
Bio-Rad Laboratories, Inc., Class A (e)	2,252	749,331
Bright Horizons Family Solutions, Inc. (e)	3,461	527,803
Brink’s Co.	10,057	834,228
Brown & Brown, Inc.	27,771	1,001,422
CACI International, Inc., Class A (e)	1,691	391,061
CareTrust REIT, Inc.	42,882	1,007,941
CBIZ, Inc. (e)	33,135	778,673
CenterState Bank Corp.	26,842	643,805
Century Communities, Inc. (e)	23,409	717,018
Chart Industries, Inc. (e)	13,612	848,844
Chegg, Inc. (e)	12,769	382,432
Churchill Downs, Inc.	8,764	1,081,960
Columbus McKinnon Corp.	24,269	884,120
eHealth, Inc. (e)	6,953	464,391
Eldorado Resorts, Inc. (e)	19,547	779,339
Equity LifeStyle Properties, Inc. REIT	4,596	614,026
Essent Group Ltd.	19,340	921,938
Etsy, Inc. (e)	10,853	613,195
First Industrial Realty Trust, Inc. REIT	34,501	1,364,860
First Merchants Corp.	13,824	520,266
Five9, Inc. (e)	8,837	474,900
Fox Factory Holding Corp. (e)	8,318	517,712
Freshpet, Inc. (e)	16,247	808,613
Gibraltar Industries, Inc. (e)	5,696	261,674

	Shares	Value^

Haemonetics Corp. (e)	5,584	$704,366
Hanover Insurance Group, Inc.	9,121	1,236,260
HEICO Corp., Class A	4,694	456,773
Horizon Therapeutics PLC (e)	34,722	945,480
HubSpot, Inc. (e)	2,854	432,695
ICF International, Inc.	6,930	585,377
Ingevity Corp. (e)	9,439	800,805
Insperity, Inc.	10,130	999,021
Invitae Corp. (e)	18,526	356,996
Kilroy Realty Corp. REIT	15,069	1,173,724
Kinsale Capital Group, Inc.	11,597	1,198,086
Kratos Defense & Security Solutions, Inc. (e)	48,203	896,335
LendingTree, Inc. (e)	1,396	433,360
LHC Group, Inc. (e)	7,607	863,851
Lincoln Electric Holdings, Inc.	8,683	753,337
LivePerson, Inc. (e)	12,361	441,288
LiveRamp Holdings, Inc. (e)	11,650	500,484
LPL Financial Holdings, Inc.	16,139	1,321,784
Madison Square Garden Co., Class A (e)	1,564	412,145
Mercury Systems, Inc. (e)	7,985	648,142
MKS Instruments, Inc.	8,719	804,589
Monolithic Power Systems, Inc.	3,754	584,235
Natera, Inc. (e)	11,250	369,000
Neurocrine Biosciences, Inc. (e)	2,884	259,877
Nexstar Media Group, Inc., Class A	8,619	881,810
Ollie’s Bargain Outlet Holdings, Inc. (e)	6,499	381,101
Omnicell, Inc. (e)	10,010	723,423
Perficient, Inc. (e)	19,218	741,430
Performance Food Group Co. (e)	19,989	919,694
PolyOne Corp.	25,777	841,619
Pool Corp.	2,885	581,905
PRA Health Sciences, Inc. (e)	4,170	413,789
Quanterix Corp. (e)	20,655	453,584
R1 RCM, Inc. (e)	57,414	512,707
Rapid7, Inc. (e)	11,684	530,337
Rosetta Stone, Inc. (e)	13,629	237,145
Sage Therapeutics, Inc. (e)	1,786	250,558
Saia, Inc. (e)	9,096	852,295
Semtech Corp. (e)	9,176	446,045
Simply Good Foods Co. (e)	26,770	776,062
Sinclair Broadcast Group, Inc. Class A	11,060	472,704
Skyline Champion Corp. (e)	23,516	707,596
STAG Industrial, Inc. REIT	45,205	1,332,643
Strategic Education, Inc.	2,901	394,188
SVMK, Inc. (e)	29,202	499,354
Tandem Diabetes Care, Inc. (e)	7,206	425,010
TechTarget, Inc. (e)	24,784	558,260
Teladoc Health, Inc. (e)	9,867	668,193
Tetra Tech, Inc.	11,309	981,169
Veracyte, Inc. (e)	19,060	457,440
Vericel Corp. (e)	22,211	336,275
Verint Systems, Inc. (e)	14,941	639,176
Viavi Solutions, Inc. (e)	45,776	641,093

Schedule of Investments

AllianzGI Global Small-Cap Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Vonage Holdings Corp. (e)	57,661	$651,569
Western Alliance Bancorp	14,000	645,120
WEX, Inc. (e)	3,582	723,815
WPX Energy, Inc. (e)	57,324	607,061
YETI Holdings, Inc. (e)	22,564	631,792
Zendesk, Inc. (e)	4,193	305,586
Zix Corp. (e)	90,254	653,439
Zynga, Inc., Class A (e)	141,853	825,584

		62,139,432

Total Common Stock (cost—$88,508,221)		101,243,928

PREFERRED STOCK—0.4%

Germany—0.4%
Jungheinrich AG (cost—$571,602)	18,958	408,826

	Principal Amount (000s)
Repurchase Agreements—3.4%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $3,616,035; collateralized by U.S. Treasury Notes, 2.625%, due 1/31/26, valued at $3,691,531 including accrued interest (cost—$3,616,000)	$3,616	3,616,000

Total Investments (cost—$92,695,823) (b)—99.9%		105,268,754

Other assets less liabilities—0.1%		60,283

Net Assets—100.0%		$105,329,037

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $2,363,019, representing 2.2% of net assets.

(b)	Securities with an aggregate value of $36,937,092, representing 35.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	Fair-Valued—Security with a value of $192,191, representing 0.2% of net assets.
(d)	Level 3 security.
(e)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Equity Real Estate Investment Trusts (REITs)	9.0%
Machinery	6.1%
Insurance	5.7%
Software	4.9%
IT Services	4.8%
Healthcare Providers & Services	3.9%
Commercial Services & Supplies	3.3%
Professional Services	2.8%
Food Products	2.7%
Electronic Equipment, Instruments & Components	2.6%
Semiconductors & Semiconductor Equipment	2.6%
Aerospace & Defense	2.5%
Biotechnology	2.5%
Banks	2.4%
Real Estate Management & Development	2.4%
Chemicals	2.0%
Media	1.9%
Healthcare Equipment & Supplies	1.9%
Capital Markets	1.9%
Household Durables	1.8%
Hotels, Restaurants & Leisure	1.8%
Life Sciences Tools & Services	1.7%
Pharmaceuticals	1.7%
Trading Companies & Distributors	1.6%
Construction & Engineering	1.6%
Internet & Direct Marketing Retail	1.5%
Healthcare Technology	1.4%
Auto Components	1.4%
Entertainment	1.4%
Thrifts & Mortgage Finance	1.3%
Construction Materials	1.3%
Diversified Consumer Services	1.2%
Interactive Media & Services	1.1%
Oil, Gas & Consumable Fuels	1.0%
Diversified Telecommunication Services	1.0%
Diversified Financial Services	1.0%
Food & Staples Retailing	0.9%
Air Freight & Logistics	0.8%
Road & Rail	0.8%
Communications Equipment	0.6%
Leisure Equipment & Products	0.6%
Electrical Equipment	0.6%
Distributors	0.5%
Building Products	0.4%
Containers & Packaging	0.4%
Multi-Line Retail	0.4%
Household Products	0.3%
Transportation Infrastructure	0.2%
Energy Equipment & Services	0.2%
Textiles, Apparel & Luxury Goods	0.1%
Repurchase Agreements	3.4%
Other assets less liabilities	0.1%

100.0%

Schedule of Investments

AllianzGI Health Sciences Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—95.6%

Biotechnology—13.1%
AbbVie, Inc.	56,700	$4,293,324
Alexion Pharmaceuticals, Inc. (d)	6,800	665,992
Amgen, Inc.	7,265	1,405,850
BioMarin Pharmaceutical, Inc. (d)	24,444	1,647,526
Bluebird Bio, Inc. (d)	1,365	125,334
Celgene Corp. (d)	20,835	2,068,916
CytomX Therapeutics, Inc. (d)	16,289	120,213
Gilead Sciences, Inc.	36,881	2,337,518
Heron Therapeutics, Inc. (d)	20,820	385,170
Insmed, Inc. (d)	17,705	312,316
Kindred Biosciences, Inc. (d)	56,505	387,059
Natera, Inc. (d)	19,375	635,500
Sage Therapeutics, Inc. (d)	9,045	1,268,923
Sarepta Therapeutics, Inc. (d)	1,210	91,137
Turning Point Therapeutics, Inc. (d)	9,010	338,776
uniQure NV (d)	6,000	236,160
Vertex Pharmaceuticals, Inc. (d)	16,075	2,723,426

		19,043,140

Healthcare Equipment & Supplies—19.0%
Abbott Laboratories	51,473	4,306,746
Alcon, Inc. (d)	37,430	2,181,795
Align Technology, Inc. (d)	2,250	407,070
Becton Dickinson and Co.	7,875	1,992,060
Beyond Air, Inc. (d)	123,899	590,998
Boston Scientific Corp. (d)	100,887	4,105,092
CONMED Corp.	3,945	379,312
DENTSPLY SIRONA, Inc.	6,860	365,707
DexCom, Inc. (d)	10,055	1,500,608
Intuitive Surgical, Inc. (d)	6,105	3,296,273
Penumbra, Inc. (d)	4,960	667,070
Quotient Ltd. (d)	150,069	1,166,036
Tandem Diabetes Care, Inc. (d)	16,440	969,631
Vapotherm, Inc. (d)	114,210	1,081,569
Wright Medical Group NV (d)	87,675	1,808,735
Zimmer Biomet Holdings, Inc.	21,145	2,902,574

		27,721,276

Healthcare Providers & Services—12.6%
Anthem, Inc.	16,140	3,875,214
CVS Health Corp.	37,455	2,362,287
HCA Healthcare, Inc.	8,025	966,370
Humana, Inc.	17,200	4,397,524
UnitedHealth Group, Inc.	30,756	6,683,894

		18,285,289

Life Sciences Tools & Services—7.8%
Adaptive Biotechnologies Corp. (d)	20,640	637,776
Agilent Technologies, Inc.	33,120	2,537,986
Bio-Rad Laboratories, Inc., Class A (d)	4,550	1,513,967
Illumina, Inc. (d)	6,070	1,846,615

	Shares	Value^

PerkinElmer, Inc.	16,075	$1,369,108
Thermo Fisher Scientific, Inc.	11,820	3,442,811

		11,348,263

Pharmaceuticals—43.1%
Allergan PLC	9,626	1,619,960
AstraZeneca PLC ADR	194,395	8,664,185
Bayer AG	25,070	1,766,258
Bristol-Myers Squibb Co.	124,430	6,309,845
Catalent, Inc. (d)	36,575	1,743,164
Daiichi Sankyo Co., Ltd.	29,200	1,845,130
Dermira, Inc. (d)	55,080	351,961
Elanco Animal Health, Inc. (d)	65,437	1,739,970
Eli Lilly & Co.	13,260	1,482,866
Horizon Therapeutics PLC (d)	81,090	2,208,081
Intersect ENT, Inc. (d)	22,155	376,857
Johnson & Johnson	35,422	4,582,898
Merck & Co., Inc.	111,882	9,418,227
Mylan NV (d)	15,821	312,939
Novartis AG ADR	91,848	7,981,591
Pfizer, Inc.	66,519	2,390,028
Sanofi ADR	144,460	6,692,832
Zoetis, Inc.	25,595	3,188,881

		62,675,673

Total Common Stock (cost—$128,449,996)		139,073,641

	Units

WARRANTS—0.1%

Pharmaceuticals—0.1%
AIT Therapeutics, Inc., exercise price $4.25, expires 2/14/21 (b)(c)(d) (cost—$1,239)	123,899	101,226

	Shares

RIGHTS—0.0%

Pharmaceuticals—0.0%
Elanco Animal Health, Inc. CVR (b)(c)(d) (cost—$957)	38,000	957

Schedule of Investments

AllianzGI Health Sciences Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—4.3%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $6,249,061; collateralized by U.S. Treasury Notes, 2.625%, due 1/31/26, valued at $6,376,281 including accrued interest (cost—$6,249,000)	$6,249	$6,249,000

Total Investments (cost—$134,701,192) (a)—100.0%		145,424,824

Other assets less liabilities—0.0%		49,165

Net Assets—100.0%		$145,473,989

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $3,611,388, representing 2.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Fair-Valued—Securities with an aggregate value of $102,183, representing 0.1% of net assets.
(c)	Level 3 security.
(d)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

CVR—Contingent Value Rights

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—32.8%

Advertising—0.0%
Mood Media Corp. (d)(f)(j)	286,500	$300,825

Aerospace & Defense—1.1%
Arconic, Inc.	286,070	7,437,820
Boeing Co.	65,500	24,920,785
Erickson, Inc. (d)(f)(j)	10,866	278,061
Raytheon Co.	96,400	18,912,716

		51,549,382

Apparel & Textiles—0.0%
Quiksilver, Inc. (d)(f)(j)	2,328	41,811

Automobiles—0.2%
Ford Motor Co.	1,199,700	10,989,252

Banks—0.9%
Bank of America Corp. (g)	676,900	19,745,173
CCF Holdings LLC, Class A (cost—$0; purchased 12/18/18) (d)(f)(i)(j)	31,304	3
CCF Holdings LLC, Class B (cost—$0; purchased 12/12/18) (d)(f)(h)(i)(j)	42,857	4
JPMorgan Chase & Co. (g)	195,500	23,008,395

		42,753,575

Beverages—0.4%
PepsiCo, Inc.	120,300	16,493,130

Biotechnology—1.3%
AbbVie, Inc.	215,900	16,347,948
Biogen, Inc. (j)	29,700	6,914,754
BioMarin Pharmaceutical, Inc. (j)	3,926	264,612
Gilead Sciences, Inc.	239,250	15,163,665
Vertex Pharmaceuticals, Inc. (j)	119,700	20,279,574

		58,970,553

Building Products—0.3%
Johnson Controls International PLC	335,482	14,724,305
Resideo Technologies, Inc. (j)	11,016	158,080

		14,882,385

Capital Markets—0.4%
S&P Global, Inc.	73,200	17,932,536

Chemicals—0.3%
Chemours Co.	238,400	3,561,696
Corteva, Inc.	59,533	1,666,924
Dow, Inc.	59,533	2,836,748
DuPont de Nemours, Inc.	59,533	4,245,298

		12,310,666

Commercial Services—0.0%
Cenveo Corp. (d)(f)(h)(j)	19,074	576,798

Commercial Services & Supplies—0.1%
Stericycle, Inc. (j)	66,843	3,404,314

	Shares	Value^

Communications Equipment—0.6%
Cisco Systems, Inc.	535,600	$26,463,996

Construction & Engineering—0.1%
Fluor Corp.	209,800	4,013,474

Diversified Telecommunication Services—0.0%
Frontier Communications Corp. (j)	210,781	182,747

Electronic Equipment, Instruments & Components—0.1%
Belden, Inc.	125,172	6,676,674

Energy Equipment & Services—0.2%
National Oilwell Varco, Inc.	145,600	3,086,720
Schlumberger Ltd.	172,400	5,890,908

		8,977,628

Entertainment—0.8%
Netflix, Inc. (j)	83,100	22,239,222
Walt Disney Co.	110,000	14,335,200

		36,574,422

Food & Staples Retailing—0.9%
Costco Wholesale Corp. (g)	53,500	15,413,885
Kroger Co.	472,000	12,168,160
Walgreens Boots Alliance, Inc.	286,600	15,851,846

		43,433,891

Food Products—0.1%
Archer-Daniels-Midland Co.	159,650	6,556,825

Healthcare Equipment & Supplies—1.3%
Align Technology, Inc. (j)	73,900	13,369,988
Boston Scientific Corp. (g)(j)	611,600	24,886,004
Intuitive Surgical, Inc. (j)	41,800	22,569,074

		60,825,066

Healthcare Providers & Services—1.0%
Laboratory Corp. of America Holdings (j)	49,000	8,232,000
McKesson Corp.	114,300	15,620,238
UnitedHealth Group, Inc.	106,600	23,166,312

		47,018,550

Hotels, Restaurants & Leisure—1.1%
McDonald’s Corp.	112,000	24,047,520
Starbucks Corp. (g)	214,000	18,921,880
Wynn Resorts Ltd.	76,700	8,338,824

		51,308,224

Household Durables—0.3%
DR Horton, Inc.	225,200	11,870,292

Independent Power Producers & Energy Traders—0.1%
Vistra Energy Corp.	144,101	3,851,820

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Industrial Conglomerates—0.7%
3M Co.	50,100	$8,236,440
General Electric Co.	326,200	2,916,228
Honeywell International, Inc.	131,500	22,249,800

		33,402,468

Insurance—0.5%
Progressive Corp.	291,700	22,533,825

Interactive Media & Services—1.7%
Alphabet, Inc., Class A (j)	34,800	42,495,672
Facebook, Inc., Class A (j)	211,800	37,717,344

		80,213,016

Internet & Direct Marketing Retail—1.3%
Alibaba Group Holding Ltd. ADR (g)(j)	114,600	19,164,558
Amazon.com, Inc. (j)	23,600	40,967,476

		60,132,034

IT Services—2.9%
Fiserv, Inc. (g)(j)	217,500	22,530,825
International Business Machines Corp.	92,200	13,407,724
Mastercard, Inc., Class A (g)	112,700	30,605,939
PayPal Holdings, Inc. (g)(j)	195,200	20,220,768
Visa, Inc., Class A	262,000	45,066,620

		131,831,876

Life Sciences Tools & Services—0.4%
Thermo Fisher Scientific, Inc. (g)	65,700	19,136,439

Machinery—1.0%
Caterpillar, Inc.	202,500	25,577,775
Deere & Co. (g)	111,900	18,875,292
Wabtec Corp.	1,752	125,899

		44,578,966

Media—0.5%
Comcast Corp., Class A	523,100	23,581,348
LiveStyle, Inc. (d)(f)(j)(k)	202,319	20
Postmedia Network Canada Corp. (d)(f)(j)	1,018,823	825,247

		24,406,615

Metals & Mining—0.1%
ArcelorMittal	180,611	2,571,901
Freeport-McMoRan, Inc.	113,100	1,082,367

		3,654,268

Multi-Line Retail—0.3%
Target Corp. (g)	142,600	15,245,366

Oil, Gas & Consumable Fuels—0.8%
Arch Coal, Inc., Class A	1,858	137,864
Chesapeake Energy Corp. (j)	1,250,759	1,763,570
Hercules Offshore, Inc. (d)(f)(j)	174,935	18
Hess Corp.	25,890	1,565,827
Kinder Morgan, Inc.	187,778	3,870,105

	Shares	Value^

Occidental Petroleum Corp.	229,700	$10,214,759
Riviera Resources, Inc. (j)	25,527	341,041
Roan Resources, Inc. (j)	25,527	31,398
Southwestern Energy Co. (j)	508,010	980,459
Talos Energy, Inc. (j)	98,625	2,005,046
Valero Energy Corp.	171,200	14,593,088

		35,503,175

Pharmaceuticals—1.4%
Allergan PLC	99,241	16,701,268
Amryt Pharma PLC ADR (d)(f)(j)	243,959	2,799,297
Bristol-Myers Squibb Co.	242,700	12,307,317
Merck & Co., Inc.	367,900	30,969,822
Teva Pharmaceutical Industries Ltd. ADR (j)	248,006	1,706,281

		64,483,985

Road & Rail—0.3%
Union Pacific Corp. (g)	87,500	14,173,250

Semiconductors—0.0%
GT Advanced Technologies, Inc. (d)(f)(j)	537	—	†

Semiconductors & Semiconductor Equipment—3.1%
Advanced Micro Devices, Inc. (g)(j)	361,400	10,476,986
Broadcom, Inc. (g)	84,700	23,383,129
Marvell Technology Group Ltd. (g)	665,500	16,617,535
Micron Technology, Inc. (g)(j)	491,800	21,073,630
NVIDIA Corp.	165,200	28,756,364
QUALCOMM, Inc. (g)	185,700	14,165,196
Texas Instruments, Inc.	208,000	26,881,920

		141,354,760

Software—3.5%
Adobe, Inc. (g)(j)	129,900	35,884,875
Atlassian Corp. PLC, Class A (g)(j)	58,800	7,375,872
Intuit, Inc. (g)	56,800	15,105,392
Microsoft Corp. (g)	368,100	51,176,943
Salesforce.com, Inc. (g)(j)	140,300	20,826,132
ServiceNow, Inc. (g)(j)	86,200	21,881,870
Workday, Inc., Class A (j)	55,900	9,500,764

		161,751,848

Specialty Retail—0.7%
Home Depot, Inc. (g)	134,000	31,090,680

Technology Hardware, Storage & Peripherals—1.3%
Apple, Inc. (g)	227,200	50,885,984
NetApp, Inc.	196,300	10,307,713
Western Digital Corp.	1,953	116,477

		61,310,174

Textiles, Apparel & Luxury Goods—0.6%
NIKE, Inc., Class B (g)	275,100	25,837,392

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Trading Companies & Distributors—0.1%
WESCO International, Inc. (j)	54,455	$2,601,315

Total Common Stock (cost—$1,896,023,654)		1,511,200,288

	Principal Amount (000s)

CORPORATE BONDS & NOTES—31.0%

Advertising—0.0%
Mood Media Borrower LLC (a)(b),
2.085%, 12/31/23	$1,164	1,021,505

Aerospace & Defense—0.7%
Kratos Defense & Security Solutions, Inc. (a)(b),
6.50%, 11/30/25	5,660	6,056,200
TransDigm, Inc.,
6.50%, 7/15/24	5,000	5,175,000
6.50%, 5/15/25	11,545	12,021,231
Triumph Group, Inc. (a)(b),
6.25%, 9/15/24	8,290	8,643,983

		31,896,414

Auto Components—0.9%
Adient U.S. LLC (a)(b),
7.00%, 5/15/26	7,210	7,552,475
American Axle & Manufacturing, Inc.,
6.625%, 10/15/22	4,808	4,880,120
Delphi Technologies PLC (a)(b),
5.00%, 10/1/25	8,155	7,257,950
Goodyear Tire & Rubber Co.,
5.00%, 5/31/26	8,985	9,129,209
Panther BF Aggregator 2 L.P. (a)(b),
8.50%, 5/15/27	10,895	11,058,425

		39,878,179

Auto Manufacturers—0.5%
Navistar International Corp. (a)(b),
6.625%, 11/1/25	10,715	10,929,300
Tesla, Inc. (a)(b),
5.30%, 8/15/25	11,625	10,477,031

		21,406,331

Banks—0.1%
CIT Group, Inc.,
6.125%, 3/9/28	4,265	4,990,050

Building Materials—0.2%
Builders FirstSource, Inc. (a)(b),
5.625%, 9/1/24	6,456	6,738,450
Jeld-Wen, Inc. (a)(b),
4.875%, 12/15/27	4,635	4,600,238

		11,338,688

	Principal Amount (000s)	Value^

Chemicals—1.0%
Chemours Co.,
6.625%, 5/15/23	$7,000	$6,938,750
7.00%, 5/15/25	4,115	3,905,958
Kraton Polymers LLC (a)(b),
7.00%, 4/15/25	6,865	7,191,087
Olin Corp.,
5.00%, 2/1/30	7,130	7,168,145
PQ Corp. (a)(b),
5.75%, 12/15/25	2,635	2,727,225
Trinseo Materials Operating SCA (a)(b),
5.375%, 9/1/25	5,645	5,496,819
Tronox Finance PLC (a)(b),
5.75%, 10/1/25	5,510	5,238,633
Tronox, Inc. (a)(b),
6.50%, 4/15/26	5,835	5,587,013

		44,253,630

Commercial Services—1.6%
Cardtronics, Inc. (a)(b),
5.50%, 5/1/25	2,490	2,539,800
Cenveo Corp. (c)(d)(f)(i),
6.00%, 5/15/24
(cost—$ 9,288,612; purchased 3/22/12-3/11/16)	8,116	446,380
8.50%, 9/15/22
(cost—$ 1,520,140; purchased 7/19/14-7/25/14)	1,520	30,400
Gartner, Inc. (a)(b),
5.125%, 4/1/25	5,980	6,271,525
Herc Holdings, Inc. (a)(b),
5.50%, 7/15/27	11,005	11,472,712
Hertz Corp. (a)(b),
7.125%, 8/1/26	9,840	10,288,950
7.625%, 6/1/22	5,820	6,067,350
Laureate Education, Inc. (a)(b),
8.25%, 5/1/25	8,795	9,608,537
Monitronics International, Inc. (d)(f),
9.125%, 4/1/20	6,450	1
RR Donnelley & Sons Co.,
6.00%, 4/1/24	3,195	3,314,813
7.00%, 2/15/22	5,500	5,692,500
United Rentals North America, Inc.,
5.25%, 1/15/30	9,260	9,740,409
5.50%, 7/15/25	8,930	9,325,152

		74,798,529

Computers—0.3%
Dell International LLC (a)(b),
7.125%, 6/15/24	7,485	7,909,774
Harland Clarke Holdings Corp. (a)(b),
9.25%, 3/1/21	7,380	6,918,750

		14,828,524

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Containers & Packaging—0.4%
Berry Global, Inc. (a)(b),
5.625%, 7/15/27	$9,855	$10,224,562
Trivium Packaging Finance BV (a)(b),
8.50%, 8/15/27	9,860	10,685,775

		20,910,337

Distribution/Wholesale—0.6%
H&E Equipment Services, Inc.,
5.625%, 9/1/25	9,845	10,171,362
KAR Auction Services, Inc. (a)(b),
5.125%, 6/1/25	6,525	6,786,000
Performance Food Group, Inc. (a)(b),
5.50%, 10/15/27	10,055	10,608,025

		27,565,387

Diversified Financial Services—1.3%
Ally Financial, Inc.,
5.75%, 11/20/25	4,685	5,264,862
8.00%, 3/15/20	2,995	3,065,952
CCF Holdings LLC, PIK 10.75% (a)(b)(d)(f),
10.75%, 12/15/23	10,760	5,292,753
Community Choice Financial Issuer LLC (cost—$12,000,000; purchased 9/6/18) (a)(b)(i),
9.00%, 6/15/23	12,000	12,015,000
Navient Corp.,
6.75%, 6/15/26	11,815	12,113,920
7.25%, 9/25/23	3,940	4,297,555
Springleaf Finance Corp.,
6.625%, 1/15/28	9,660	10,411,548
8.25%, 10/1/23	8,080	9,453,600

		61,915,190

Electric Utilities—0.3%
NRG Energy, Inc.,
5.75%, 1/15/28	9,190	9,913,713
Talen Energy Supply LLC,
6.50%, 6/1/25	3,365	2,574,225

		12,487,938

Electronic Equipment, Instruments & Components—0.3%
Energizer Holdings, Inc. (a)(b),
5.50%, 6/15/25	9,890	10,264,139
7.75%, 1/15/27	3,820	4,265,794

		14,529,933

Engineering & Construction—0.6%
AECOM,
5.875%, 10/15/24	8,550	9,325,913
TopBuild Corp. (a)(b),
5.625%, 5/1/26	5,965	6,226,028
Tutor Perini Corp. (a)(b),
6.875%, 5/1/25	11,480	11,164,300

		26,716,241

	Principal Amount (000s)	Value^

Entertainment—1.5%
AMC Entertainment Holdings, Inc.,
6.125%, 5/15/27	$13,610	$12,385,100
Cedar Fair L.P.,
5.375%, 6/1/24	5,900	6,084,375
5.375%, 4/15/27	2,465	2,650,615
International Game Technology PLC (a)(b),
6.25%, 1/15/27	5,705	6,361,075
6.50%, 2/15/25	4,715	5,257,555
Lions Gate Capital Holdings LLC (a)(b),
6.375%, 2/1/24	9,370	9,931,076
Live Nation Entertainment, Inc. (a)(b),
5.625%, 3/15/26	4,145	4,419,606
Scientific Games International, Inc. (a)(b),
5.00%, 10/15/25	10,510	10,870,493
Stars Group Holdings BV (a)(b),
7.00%, 7/15/26	9,425	10,061,187

		68,021,082

Equity Real Estate Investment Trusts (REITs)—0.1%
CyrusOne L.P.,
5.375%, 3/15/27	2,565	2,744,550
Uniti Group L.P. (a)(b),
7.125%, 12/15/24	2,500	2,181,250

		4,925,800

Food & Beverage—0.6%
Albertsons Cos., Inc.,
6.625%, 6/15/24	9,805	10,319,762
7.50%, 3/15/26 (a)(b)	4,535	5,067,863
Post Holdings, Inc. (a)(b),
5.75%, 3/1/27	9,655	10,284,506

		25,672,131

Food Service—0.2%
Aramark Services, Inc. (a)(b),
5.00%, 2/1/28	10,730	11,159,200

Hand/Machine Tools—0.2%
Colfax Corp. (a)(b),
6.00%, 2/15/24	1,940	2,060,474
6.375%, 2/15/26	6,655	7,168,683

		9,229,157

Healthcare Providers & Services—0.1%
WellCare Health Plans, Inc. (a)(b),
5.375%, 8/15/26	6,135	6,563,223

Healthcare-Products—0.1%
Hill-Rom Holdings, Inc. (a)(b),
5.00%, 2/15/25	4,255	4,435,838

Healthcare-Services—2.1%
Centene Corp. (a)(b),
5.375%, 6/1/26	6,975	7,323,750

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Charles River Laboratories International, Inc. (a)(b),
5.50%, 4/1/26	$5,340	$5,693,668
Community Health Systems, Inc.,
6.25%, 3/31/23	1,985	1,979,244
6.875%, 2/1/22	2,500	1,909,375
7.125%, 7/15/20	4,595	4,434,175
8.00%, 11/15/19	1,705	1,706,066
DaVita, Inc.,
5.125%, 7/15/24	8,620	8,781,625
Encompass Health Corp.,
4.50%, 2/1/28	2,095	2,123,282
4.75%, 2/1/30	2,095	2,122,026
5.75%, 11/1/24	7,650	7,758,630
HCA, Inc.,
5.375%, 9/1/26	2,965	3,265,058
5.625%, 9/1/28	2,420	2,702,656
7.50%, 2/15/22	8,185	9,091,898
Select Medical Corp. (a)(b),
6.25%, 8/15/26	11,085	11,611,537
Tenet Healthcare Corp.,
6.25%, 2/1/27 (a)(b)	13,260	13,805,649
7.00%, 8/1/25	5,000	5,100,000
8.125%, 4/1/22	7,030	7,636,337

		97,044,976

Home Builders—0.5%
Beazer Homes USA, Inc.,
5.875%, 10/15/27	1,885	1,840,231
Brookfield Residential Properties, Inc. (a)(b),
6.25%, 9/15/27	2,715	2,735,363
6.50%, 12/15/20	6,050	6,059,377
KB Home,
8.00%, 3/15/20	3,905	4,009,264
Taylor Morrison Communities, Inc. (a)(b),
5.75%, 1/15/28	5,975	6,497,812

		21,142,047

Household Products/Wares—0.1%
Spectrum Brands, Inc.,
5.75%, 7/15/25	4,725	4,954,115

Internet—0.9%
Go Daddy Operating Co. LLC (a)(b),
5.25%, 12/1/27	8,500	8,967,500
Match Group, Inc. (a)(b),
5.00%, 12/15/27	8,485	8,845,613
Netflix, Inc. (a)(b),
5.375%, 11/15/29	10,465	10,909,762
Symantec Corp. (a)(b),
5.00%, 4/15/25	5,390	5,453,554
Zayo Group LLC (a)(b),
5.75%, 1/15/27	7,400	7,583,520

		41,759,949

	Principal Amount (000s)	Value^

Iron/Steel—0.2%
AK Steel Corp.,
7.00%, 3/15/27	$3,580	$3,083,275
United States Steel Corp.,
6.875%, 8/15/25	8,595	7,799,963

		10,883,238

Lodging—0.6%
Hilton Domestic Operating Co., Inc.,
5.125%, 5/1/26	6,795	7,151,738
MGM Resorts International,
5.50%, 4/15/27	7,270	7,985,004
Wyndham Hotels & Resorts, Inc. (a)(b),
5.375%, 4/15/26	7,110	7,483,275
Wynn Las Vegas LLC (a)(b),
5.50%, 3/1/25	7,275	7,656,937

		30,276,954

Machinery-Construction & Mining—0.2%
Terex Corp. (a)(b),
5.625%, 2/1/25	7,570	7,778,175

Machinery-Diversified—0.1%
Mueller Water Products, Inc. (a)(b),
5.50%, 6/15/26	3,840	4,022,400

Media—3.1%
Cablevision Systems Corp.,
8.00%, 4/15/20	6,250	6,445,313
CCO Holdings LLC (a)(b),
5.125%, 5/1/27	1,625	1,700,156
5.50%, 5/1/26	6,460	6,782,354
Clear Channel Worldwide Holdings, Inc. (a)(b),
9.25%, 2/15/24	10,204	11,236,237
CSC Holdings LLC (a)(b),
7.50%, 4/1/28	9,860	11,153,139
7.75%, 7/15/25	6,160	6,638,632
10.875%, 10/15/25	5,145	5,836,102
Diamond Sports Group LLC (a)(b),
5.375%, 8/15/26	3,640	3,785,600
6.625%, 8/15/27	10,005	10,390,693
DISH DBS Corp.,
5.875%, 7/15/22	4,335	4,524,656
5.875%, 11/15/24	8,820	8,775,900
6.75%, 6/1/21	8,250	8,702,100
Gray Television, Inc. (a)(b),
5.875%, 7/15/26	10,065	10,492,762
LiveStyle, Inc. (cost—$ 7,083,190; purchased 1/31/14- 10/7/15) (a)(b)(c)(d)(f)(i)(k),
9.625%, 2/1/19	7,628	8
Meredith Corp.,
6.875%, 2/1/26	9,370	9,569,112
Nexstar Broadcasting, Inc. (a)(b),
5.625%, 8/1/24	6,765	7,058,263

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Nexstar Escrow, Inc. (a)(b),
5.625%, 7/15/27	$10,085	$10,589,250
Sirius XM Radio, Inc. (a)(b),
5.00%, 8/1/27	9,715	10,056,968
Virgin Media Secured Finance PLC (a)(b),
5.50%, 5/15/29	6,995	7,309,775

		141,047,020

Metal Fabricate/Hardware—0.2%
Park-Ohio Industries, Inc.,
6.625%, 4/15/27	7,995	7,675,200

Mining—0.5%
Alcoa Nederland Holding BV (a)(b),
6.75%, 9/30/24	8,405	8,856,768
Constellium SE (a)(b),
6.625%, 3/1/25	9,605	10,037,225
Hudbay Minerals, Inc. (a)(b),
7.625%, 1/15/25	4,965	5,058,094
Joseph T. Ryerson & Son, Inc. (a)(b),
11.00%, 5/15/22	1,500	1,586,250

		25,538,337

Miscellaneous Manufacturing—0.2%
Koppers, Inc. (a)(b),
6.00%, 2/15/25	7,345	7,386,352

Oil, Gas & Consumable Fuels—2.6%
AmeriGas Partners L.P.,
5.875%, 8/20/26	5,490	6,047,510
Callon Petroleum Co.,
6.125%, 10/1/24	6,110	6,048,900
Calumet Specialty Products Partners L.P.,
6.50%, 4/15/21	6,225	6,236,983
Carrizo Oil & Gas, Inc.,
6.25%, 4/15/23	9,725	9,263,063
Chesapeake Energy Corp.,
8.00%, 1/15/25	7,730	5,623,575
8.00%, 3/15/26 (a)(b)	6,301	4,347,690
CNX Resources Corp.,
5.875%, 4/15/22	3,603	3,476,895
Cobalt International Energy, Inc. (c),
7.75%, 12/1/23	9,216	645,120
CVR Refining LLC,
6.50%, 11/1/22	5,550	5,626,313
EP Energy LLC,
9.375%, 5/1/20	8,765	54,781
Nabors Industries, Inc.,
5.75%, 2/1/25	1,910	1,422,950
Noble Holding International Ltd.,
7.75%, 1/15/24	6,955	4,590,300
Oasis Petroleum, Inc.,
6.875%, 3/15/22	11,145	10,448,437
Range Resources Corp.,
4.875%, 5/15/25	8,965	7,440,950

	Principal Amount (000s)	Value^

Sable Permian Resources Land LLC (a)(b)(c),
7.375%, 11/1/21	$5,000	$775,000
Sanchez Energy Corp. (c),
6.125%, 1/15/23	6,240	421,200
SM Energy Co.,
6.625%, 1/15/27	9,360	8,096,400
Sunoco L.P.,
5.50%, 2/15/26	4,605	4,817,613
5.875%, 3/15/28	4,830	5,137,913
Talos Production LLC,
11.00%, 4/3/22	1,168	1,197,130
Transocean, Inc. (a)(b),
7.50%, 1/15/26	12,010	10,718,925
USA Compression Partners L.P. (a)(b),
6.875%, 9/1/27	10,045	10,421,687
Valaris PLC,
5.20%, 3/15/25	1,295	712,250
7.75%, 2/1/26	6,640	3,586,928
Weatherford International Ltd. (c),
8.25%, 6/15/23	2,170	781,200

		117,939,713

Paper & Forest Products—0.2%
Mercer International, Inc.,
5.50%, 1/15/26	5,370	5,188,762
7.375%, 1/15/25	3,825	3,993,683

		9,182,445

Pharmaceuticals—1.0%
Bausch Health Americas, Inc. (a)(b),
8.50%, 1/31/27	6,635	7,463,048
Bausch Health Cos., Inc. (a)(b),
6.125%, 4/15/25	7,085	7,368,400
7.25%, 5/30/29	7,305	7,997,514
Endo Finance LLC (a)(b),
5.375%, 1/15/23	10,730	6,598,950
Horizon Pharma USA, Inc. (a)(b),
5.50%, 8/1/27	10,185	10,617,862
Mallinckrodt International Finance S.A. (a)(b),
5.75%, 8/1/22	10,965	4,166,700

		44,212,474

Pipelines—1.0%
Cheniere Energy Partners L.P.,
5.625%, 10/1/26	8,410	8,966,322
Crestwood Midstream Partners L.P.,
5.75%, 4/1/25	8,310	8,580,075
DCP Midstream Operating L.P.,
5.125%, 5/15/29	7,470	7,619,400
NGL Energy Partners L.P. (a)(b),
7.50%, 4/15/26	10,465	10,538,255
Targa Resources Partners L.P. (a)(b),
6.50%, 7/15/27	4,170	4,560,270

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

6.875%, 1/15/29	$4,320	$4,730,702

		44,995,024

Real Estate—0.5%
Iron Mountain, Inc. (a)(b),
4.875%, 9/15/27	8,150	8,375,592
Kennedy-Wilson, Inc.,
5.875%, 4/1/24	11,023	11,364,052
Uniti Group L.P.,
8.25%, 10/15/23	6,445	5,864,950

		25,604,594

Retail—1.1%
1011778 BC ULC (a)(b),
5.00%, 10/15/25	10,990	11,380,145
Beacon Roofing Supply, Inc. (a)(b),
4.875%, 11/1/25	7,725	7,609,125
Conn’s, Inc.,
7.25%, 7/15/22	12,570	12,758,550
L Brands, Inc.,
6.875%, 11/1/35	2,655	2,319,143
Neiman Marcus Group Ltd. LLC (a)(b),
8.00%, 10/15/21	6,810	4,596,750
Party City Holdings, Inc. (a)(b),
6.625%, 8/1/26	10,755	10,674,337

		49,338,050

Semiconductors—0.4%
Advanced Micro Devices, Inc.,
7.50%, 8/15/22	2,670	3,027,113
Amkor Technology, Inc. (a)(b),
6.625%, 9/15/27	11,410	12,493,950
Broadcom Corp.,
3.875%, 1/15/27	5,195	5,219,193

		20,740,256

Software—1.0%
Camelot Finance S.A. (a)(b),
7.875%, 10/15/24	10,045	10,497,025
IQVIA, Inc. (a)(b),
5.00%, 5/15/27	10,210	10,720,500
j2 Cloud Services LLC (a)(b),
6.00%, 7/15/25	9,810	10,394,676
Rackspace Hosting, Inc. (a)(b),
8.625%, 11/15/24	3,120	2,885,688
SS&C Technologies, Inc. (a)(b),
5.50%, 9/30/27	11,305	11,835,204

		46,333,093

Telecommunications—2.8%
CenturyLink, Inc.,
6.75%, 12/1/23, Ser. W	2,000	2,195,000
7.50%, 4/1/24, Ser. Y	9,535	10,687,305
Cincinnati Bell, Inc. (a)(b),
7.00%, 7/15/24	11,630	10,815,900
CommScope Technologies LLC (a)(b),
5.00%, 3/15/27	4,460	3,701,800

	Principal Amount (000s)	Value^

6.00%, 6/15/25	$8,240	$7,477,800
Consolidated Communications, Inc.,
6.50%, 10/1/22	9,435	8,774,550
Frontier Communications Corp.,
10.50%, 9/15/22	9,315	4,314,009
GTT Communications, Inc. (a)(b),
7.875%, 12/31/24	10,045	5,725,650
Hughes Satellite Systems Corp.,
6.625%, 8/1/26	9,080	9,878,677
7.625%, 6/15/21	7,440	8,035,200
Intelsat Connect Finance S.A. (a)(b),
9.50%, 2/15/23	3,195	2,970,360
Intelsat Jackson Holdings S.A.,
5.50%, 8/1/23	10,370	9,726,023
9.75%, 7/15/25 (a)(b)	1,500	1,574,250
Level 3 Financing, Inc.,
5.375%, 5/1/25	8,420	8,746,275
Sprint Capital Corp.,
6.875%, 11/15/28	6,890	7,528,703
Sprint Communications, Inc.,
11.50%, 11/15/21	7,890	9,201,712
Sprint Corp.,
7.125%, 6/15/24	2,250	2,430,675
7.625%, 3/1/26	6,525	7,218,281
T-Mobile USA, Inc.,
4.75%, 2/1/28	3,190	3,350,298
6.50%, 1/15/26	3,760	4,052,114
Windstream Services LLC (cost—$6,530,830; purchased 12/4/13-11/15/18) (a)(b)(c)(i),
6.375%, 8/1/23	7,464	1,604,760

		130,009,342

Transportation—0.1%
XPO Logistics, Inc. (a)(b),
6.125%, 9/1/23	2,705	2,799,675
6.50%, 6/15/22	3,184	3,247,680

		6,047,355

Total Corporate Bonds & Notes (cost—$1,493,069,210)		1,432,454,416

CONVERTIBLE BONDS & NOTES—26.2%

Aerospace & Defense—0.1%
Arconic, Inc.,
1.625%, 10/15/19	4,715	4,713,266

Apparel & Textiles—0.0%
Iconix Brand Group, Inc.,
5.75%, 8/15/23	4,185	1,872,787

Auto Components—0.2%
Meritor, Inc.,
3.25%, 10/15/37	7,345	7,205,840

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Auto Manufacturers—0.4%
Tesla, Inc.,
1.25%, 3/1/21	$9,155	$8,954,735
2.375%, 3/15/22	8,485	8,626,634

		17,581,369

Banks—0.2%
Deutsche Bank AG (f),
1.00%, 5/1/23	9,510	9,630,397

Biotechnology—2.0%
Aegerion Pharmaceuticals, Inc. (d)(f),
5.00%, 4/1/25	1,753	2,453,103
Aeltus CBO II Ltd. (c)(d)(f),
2.00%, 8/15/19	5,270	74
AMAG Pharmaceuticals, Inc.,
3.25%, 6/1/22	2,025	1,670,625
BioMarin Pharmaceutical, Inc.,
0.599%, 8/1/24	4,860	4,789,515
1.50%, 10/15/20	6,830	7,050,855
Exact Sciences Corp.,
0.375%, 3/15/27	13,575	14,712,585
Illumina, Inc.,
zero coupon, 8/15/23	17,390	19,324,637
Insmed, Inc.,
1.75%, 1/15/25	6,610	5,542,700
Intercept Pharmaceuticals, Inc.,
3.25%, 7/1/23	8,585	7,426,025
Ligand Pharmaceuticals, Inc.,
0.75%, 5/15/23	12,035	10,060,678
Medicines Co.,
2.75%, 7/15/23	11,305	13,679,050
Radius Health, Inc.,
3.00%, 9/1/24	4,510	4,111,317
Verastem, Inc.,
5.00%, 11/1/48	5,910	2,774,006

		93,595,170

Building Materials—0.0%
Patrick Industries, Inc.,
1.00%, 2/1/23	1,015	920,641

Commercial Services—1.3%
Cardtronics, Inc.,
1.00%, 12/1/20	3,000	2,935,115
Chegg, Inc. (a)(b),
0.125%, 3/15/25	14,475	13,272,824
Euronet Worldwide, Inc. (a)(b),
0.75%, 3/15/49	8,150	9,560,969
Huron Consulting Group, Inc.,
1.25%, 10/1/19	7,480	7,468,633
Macquarie Infrastructure Corp.,
2.00%, 10/1/23	10,410	9,525,150
Square, Inc.,
0.50%, 5/15/23	16,705	18,636,516

		61,399,207

	Principal Amount (000s)	Value^

Computers—0.8%
Lumentum Holdings, Inc.,
0.25%, 3/15/24	$7,520	$8,742,082
Nutanix, Inc.,
zero coupon, 1/15/23	7,495	7,012,509
Pure Storage, Inc.,
0.125%, 4/15/23	8,420	8,321,949
Western Digital Corp.,
1.50%, 2/1/24	13,400	12,897,500

		36,974,040

Diversified Financial Services—0.4%
Encore Capital Group, Inc.,
2.875%, 3/15/21	6,960	6,845,294
3.00%, 7/1/20	1,215	1,240,773
3.25%, 3/15/22	3,400	3,455,097
LendingTree, Inc.,
0.625%, 6/1/22	2,850	4,572,254

		16,113,418

Electric Utilities—0.2%
NRG Energy, Inc.,
2.75%, 6/1/48	8,025	9,039,011

Electronics—0.3%
Fortive Corp. (a)(b),
0.875%, 2/15/22	6,360	6,308,325
II-VI, Inc.,
0.25%, 9/1/22	3,290	3,404,012
OSI Systems, Inc.,
1.25%, 9/1/22	1,265	1,421,289
Vishay Intertechnology, Inc.,
2.25%, 6/15/25	1,355	1,270,041

		12,403,667

Energy-Alternate Sources—0.2%
SunEdison, Inc. (c),
0.25%, 1/15/20	9,565	215,212
2.625%, 6/1/23	11,270	253,575
3.375%, 6/1/25	4,565	102,713
Tesla Energy Operations, Inc.,
1.625%, 11/1/19	10,475	10,378,033

		10,949,533

Engineering & Construction—0.3%
Dycom Industries, Inc.,
0.75%, 9/15/21	7,690	7,418,037
KBR, Inc. (a)(b),
2.50%, 11/1/23	5,700	6,615,933

		14,033,970

Entertainment—0.3%
Live Nation Entertainment, Inc.,
2.50%, 3/15/23	8,605	10,110,020
Marriott Vacations Worldwide Corp.,
1.50%, 9/15/22	3,230	3,254,137

		13,364,157

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Equity Real Estate Investment Trusts (REITs)—0.2%
Extra Space Storage L.P. (a)(b),
3.125%, 10/1/35	$6,530	$8,346,719

Healthcare-Products—0.9%
CONMED Corp. (a)(b),
2.625%, 2/1/24	3,885	4,827,500
Insulet Corp. (a)(b),
0.375%, 9/1/26	16,335	16,643,870
NuVasive, Inc.,
2.25%, 3/15/21	8,065	9,557,025
Wright Medical Group, Inc.,
1.625%, 6/15/23	10,863	10,384,947

		41,413,342

Healthcare-Services—0.2%
Invitae Corp. (a)(b),
2.00%, 9/1/24	700	698,775
Teladoc Health, Inc.,
1.375%, 5/15/25	7,000	10,392,414

		11,091,189

Insurance—0.1%
AXA S.A. (a)(b),
7.25%, 5/15/21	5,855	6,259,902

Internet—4.5%
Boingo Wireless, Inc. (a)(b),
1.00%, 10/1/23	3,435	2,838,475
Booking Holdings, Inc.,
0.35%, 6/15/20	5,325	7,975,833
0.90%, 9/15/21	12,035	13,984,868
Ctrip.com International Ltd.,
1.00%, 7/1/20	3,500	3,418,778
Etsy, Inc.,
zero coupon, 3/1/23	480	809,722
0.125%, 10/1/26 (a)(b)	13,605	13,438,203
FireEye, Inc.,
0.875%, 6/1/24	8,985	8,464,151
1.625%, 6/1/35, Ser. B	4,650	4,418,439
IAC FinanceCo 2, Inc. (a)(b),
0.875%, 6/15/26	9,480	9,914,437
IAC FinanceCo 3, Inc. (a)(b),
2.00%, 1/15/30	6,810	7,371,596
MercadoLibre, Inc.,
2.00%, 8/15/28	4,535	6,679,970
Okta, Inc. (a)(b),
0.125%, 9/1/25	12,900	11,728,142
Palo Alto Networks, Inc.,
0.75%, 7/1/23	17,950	18,964,927
Proofpoint, Inc. (a)(b),
0.25%, 8/15/24	7,030	7,628,536
Q2 Holdings, Inc. (a)(b),
0.75%, 6/1/26	4,395	4,873,176
RingCentral, Inc.,
zero coupon, 3/15/23	4,725	7,641,699

	Principal Amount (000s)	Value^
Snap, Inc. (a)(b),
0.75%, 8/1/26	$10,935	$11,255,642
Twitter, Inc.,
0.25%, 6/15/24	15,170	16,093,447
Wayfair, Inc. (a)(b),
1.00%, 8/15/26	6,810	7,031,919
1.125%, 11/1/24	5,885	7,108,977
Weibo Corp.,
1.25%, 11/15/22	6,415	6,020,477
Wix.com Ltd.,
zero coupon, 7/1/23	5,570	6,197,394
Zendesk, Inc.,
0.25%, 3/15/23	7,965	10,557,512
Zillow Group, Inc.,
1.375%, 9/1/26 (a)(b)	1,400	1,314,085
1.50%, 7/1/23	3,865	3,413,278
2.00%, 12/1/21	6,500	6,459,375

		205,603,058

Investment Companies—0.1%
Prospect Capital Corp.,
6.375%, 3/1/25	5,000	5,312,861

Iron/Steel—0.0%
Cleveland-Cliffs, Inc.,
1.50%, 1/15/25	570	618,972

Lodging—0.4%
Caesars Entertainment Corp.,
5.00%, 10/1/24	10,220	17,382,103

Machinery-Diversified—0.0%
Chart Industries, Inc. (a)(b),
1.00%, 11/15/24	925	1,162,022

Media—1.6%
DISH Network Corp.,
2.375%, 3/15/24	13,010	11,480,995
3.375%, 8/15/26	16,720	15,360,759
Liberty Interactive LLC (a)(b),
1.75%, 9/30/46	8,700	11,303,475
Liberty Media Corp.,
1.00%, 1/30/23	6,425	8,062,278
1.375%, 10/15/23	10,375	12,419,913
2.125%, 3/31/48 (a)(b)	7,620	7,829,550
2.25%, 9/30/46	2,580	1,474,680
World Wrestling Entertainment, Inc.,
3.375%, 12/15/23	1,510	4,476,201

		72,407,851

Oil, Gas & Consumable Fuels—0.9%
Bristow Group, Inc. (c),
4.50%, 6/1/23	1,625	203,125
Chesapeake Energy Corp.,
5.50%, 9/15/26	17,205	10,452,037
Ensco Jersey Finance Ltd.,
3.00%, 1/31/24	9,245	6,286,600

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Helix Energy Solutions Group, Inc.,
4.25%, 5/1/22	$3,010	$3,045,768
Nabors Industries, Inc.,
0.75%, 1/15/24	8,145	5,229,699
Oasis Petroleum, Inc.,
2.625%, 9/15/23	9,190	6,826,818
Oil States International, Inc.,
1.50%, 2/15/23	2,450	2,059,225
Transocean, Inc.,
0.50%, 1/30/23	8,635	7,096,891
Weatherford International Ltd. (c),
5.875%, 7/1/21	6,780	2,389,950

		43,590,113

Pharmaceuticals—1.8%
Clovis Oncology, Inc.,
1.25%, 5/1/25	4,440	1,899,904
2.50%, 9/15/21	4,020	3,512,170
Dermira, Inc.,
3.00%, 5/15/22	3,065	2,588,009
DexCom, Inc. (a)(b),
0.75%, 12/1/23	13,480	15,835,253
Flexion Therapeutics, Inc.,
3.375%, 5/1/24	2,670	2,404,241
Herbalife Nutrition Ltd.,
2.625%, 3/15/24	9,465	8,852,471
Horizon Pharma Investment Ltd.,
2.50%, 3/15/22	3,655	4,267,895
Ironwood Pharmaceuticals, Inc. (a)(b),
0.75%, 6/15/24	2,055	1,911,150
Jazz Investments I Ltd.,
1.875%, 8/15/21	9,950	9,994,519
Neurocrine Biosciences, Inc.,
2.25%, 5/15/24	7,750	10,630,758
Sarepta Therapeutics, Inc.,
1.50%, 11/15/24	5,025	6,651,369
Supernus Pharmaceuticals, Inc.,
0.625%, 4/1/23	6,355	5,917,136
Teva Pharmaceutical Finance Co. LLC, Ser. C,
0.25%, 2/1/26	7,285	6,632,622
Tilray, Inc. (a)(b),
5.00%, 10/1/23	2,975	1,972,797

		83,070,294

Pipelines—0.3%
Cheniere Energy, Inc.,
4.25%, 3/15/45	14,605	11,337,131

Retail—0.2%
RH,zero coupon, 6/15/23	9,190	9,968,304

Semiconductors—3.1%
Advanced Micro Devices, Inc.,
2.125%, 9/1/26	2,495	9,302,921

	Principal Amount (000s)	Value^

Cree, Inc.,
0.875%, 9/1/23	$6,805	$7,485,749
Inphi Corp.,
0.75%, 9/1/21	8,470	10,532,266
Intel Corp.,
3.25%, 8/1/39	2,850	7,246,068
Microchip Technology, Inc.,
1.625%, 2/15/27	30,730	39,635,975
2.25%, 2/15/37	2,660	3,429,272
Micron Technology, Inc., Ser. D,
3.125%, 5/1/32	1,530	6,574,190
Novellus Systems, Inc.,
2.625%, 5/15/41	1,050	7,518,894
NXP Semiconductors NV,
1.00%, 12/1/19	10,800	11,779,384
ON Semiconductor Corp.,
1.625%, 10/15/23	12,965	15,622,158
Silicon Laboratories, Inc.,
1.375%, 3/1/22	565	737,024
Synaptics, Inc.,
0.50%, 6/15/22	8,195	7,652,081
Teradyne, Inc.,
1.25%, 12/15/23	5,215	9,928,316
Veeco Instruments, Inc.,
2.70%, 1/15/23	6,560	5,872,400

		143,316,698

Software—4.0%
Akamai Technologies, Inc.,
0.125%, 5/1/25	15,470	17,784,667
Allscripts Healthcare Solutions, Inc.,
1.25%, 7/1/20	6,585	6,543,952
Alteryx, Inc. (a)(b),
0.50%, 8/1/24	2,525	2,463,288
1.00%, 8/1/26	5,200	5,011,780
Atlassian, Inc.,
0.625%, 5/1/23	9,380	15,421,423
Avaya Holdings Corp.,
2.25%, 6/15/23	5,740	4,917,550
Coupa Software, Inc. (a)(b),
0.125%, 6/15/25	8,575	9,400,344
DocuSign, Inc. (a)(b),
0.50%, 9/15/23	8,185	9,226,487
Envestnet, Inc.,
1.75%, 6/1/23	4,790	5,185,175
Evolent Health, Inc.,
1.50%, 10/15/25 (a)(b)	3,470	2,246,825
2.00%, 12/1/21	1,400	1,229,375
Guidewire Software, Inc.,
1.25%, 3/15/25	5,245	6,032,090
HubSpot, Inc.,
0.25%, 6/1/22	1,565	2,624,274
Momo, Inc.,
1.25%, 7/1/25	2,665	2,412,894

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

MongoDB, Inc.,
0.75%, 6/15/24	$1,920	$3,611,792
New Relic, Inc.,
0.50%, 5/1/23	7,655	7,265,266
Nuance Communications, Inc.,
1.00%, 12/15/35	5,560	5,282,000
Pluralsight, Inc. (a)(b),
0.375%, 3/1/24	8,240	7,086,122
SailPoint Technologies Holding, Inc. (a)(b),
0.125%, 9/15/24	2,805	2,679,479
ServiceNow, Inc.,
zero coupon, 6/1/22	8,390	16,079,162
Splunk, Inc.,
0.50%, 9/15/23	9,455	10,206,340
1.125%, 9/15/25	10,710	11,760,919
Tabula Rasa HealthCare, Inc. (a)(b),
1.75%, 2/15/26	1,740	1,888,680
Twilio, Inc.,
0.25%, 6/1/23	4,405	7,361,944
Workday, Inc.,
0.25%, 10/1/22	13,310	17,514,365
Workiva, Inc. (a)(b),
1.125%, 8/15/26	3,545	3,251,723

		184,487,916

Telecommunications—0.9%
Brocade Communications Systems, Inc.,
1.375%, 1/1/20	4,450	4,438,875
CalAmp Corp.,
2.00%, 8/1/25	2,330	1,906,766
Finisar Corp.,
0.50%, 12/15/36	13,830	13,822,980
Infinera Corp.,
2.125%, 9/1/24	4,590	4,005,097
Viavi Solutions, Inc.,
1.00%, 3/1/24	3,600	4,432,500
1.75%, 6/1/23	6,678	8,062,349
Vonage Holdings Corp. (a)(b),
1.75%, 6/1/24	5,075	5,260,258

		41,928,825

Transportation—0.3%
Atlas Air Worldwide Holdings, Inc.,
1.875%, 6/1/24	1,400	1,164,625
2.25%, 6/1/22	6,445	5,731,215
Greenbrier Cos., Inc.,
2.875%, 2/1/24	4,515	4,316,817
Teekay Corp.,
5.00%, 1/15/23	1,625	1,320,608

		12,533,265

Total Convertible Bonds & Notes (cost—$1,295,502,745)		1,209,627,038

	Shares	Value^

CONVERTIBLE PREFERRED STOCK—4.6%

Banks—1.1%
Bank of America Corp., Ser. L (e),
7.25%	10,840	$16,251,436
Wells Fargo & Co., Ser. L (e),
7.50%	22,805	34,720,385

		50,971,821

Chemicals—0.3%
International Flavors & Fragrances, Inc.,
6.00%, 9/15/21	250,765	11,795,986

Computers—0.3%
NCR Corp., Ser. A, PIK 5.50% (e),
5.50%	9,250	11,719,818

Diversified Financial Services—0.1%
AMG Capital Trust II,
5.15%, 10/15/37	72,690	3,407,679

Electric Utilities—0.5%
CenterPoint Energy, Inc., Ser. B,
7.00%, 9/1/21	41,735	2,181,071
NextEra Energy, Inc.,
4.872%, 9/1/22	15,000	752,100
Sempra Energy, Ser. A,
6.00%, 1/15/21	133,900	15,826,980
Southern Co., Ser. 2019,
6.75%, 8/1/22	84,000	4,494,840

		23,254,991

Electronics—0.3%
Fortive Corp., Ser. A,
5.00%, 7/1/21	15,285	13,794,712

Equity Real Estate Investment Trusts (REITs)—0.3%
Crown Castle International Corp., Ser. A,
6.875%, 8/1/20	12,770	16,157,881

Hand/Machine Tools—0.3%
Stanley Black & Decker, Inc.,
5.375%, 5/15/20	126,835	12,741,844

Healthcare-Products—1.0%
Avantor, Inc., Ser. A,
6.25%, 5/15/22	183,425	9,848,088
Becton Dickinson and Co., Ser. A,
6.125%, 5/1/20	346,380	21,463,437
Danaher Corp., Ser. A,
4.75%, 4/15/22	12,635	14,404,532

		45,716,057

Insurance—0.2%
Assurant, Inc., Ser. D,
6.50%, 3/15/21	77,455	9,683,424

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Oil, Gas & Consumable Fuels—0.0%
Nabors Industries Ltd., Ser. A,
6.00%, 5/1/21	53,040	$852,883

Semiconductors—0.2%
Broadcom, Inc., Ser. A,
8.00%, 9/30/22	11,340	11,627,875

Total Convertible Preferred Stock (cost—$207,195,998)		211,724,971

PREFERRED STOCK (a)(d)(f)(j)(k)—0.4%

Media—0.4%
LiveStyle, Inc., Ser. A	7,960	1,162,558
LiveStyle, Inc., Ser. B (h)	171,344	17,134,400
LiveStyle, Inc., Ser. B (h)	8,000	80

Total Preferred Stock (cost—$25,578,848)		18,297,038

EQUITY-LINKED SECURITY—0.0%

Coal—0.0%
Arch Coal, Inc., expires 10/5/23 (d)(f)(j) (cost—$0)	4,002	135,142

	Units

WARRANTS (d)(f)(j)—0.0%

Advertising—0.0%
Affinion Group Holdings, Inc., exercise price $67.12, expires 4/1/24 (cost—$1,422,155; purchased 4/1/19) (i)	7,203	70,663

Media—0.0%
LiveStyle, Inc., Ser. C, expires 11/30/21 (k)	43,500	4

Semiconductors—0.0%
GT Advanced Technologies, Inc. expires 10/1/17 (c)	2,860,000	—	†

Total Warrants (cost—$1,422,155)		70,667

	Principal Amount (000s)	Value^

Repurchase Agreements—4.9%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $225,413,192; collateralized by U.S. Treasury Notes, 1.50%, due 8/15/26, valued at $229,920,196 including accrued interest (cost—$225,411,000)	$225,411	$225,411,000

Total Investments, before options written (cost—$5,144,203,610)—99.9%		4,608,920,560

Total Options Written—(0.0)% (premiums received-$954,728) (j)(l)(m)		(634,237)

Total Investments, net of options written (cost—$5,143,248,882)—99.9%		4,608,286,323

Other assets less liabilities—0.1%		2,956,060

Net Assets—100.0%		$4,611,242,383

Notes to Schedule of Investments:

†	Actual amount rounds to less than $1.
(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $1,098,940,803, representing 23.8% of net assets.
(b)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $1,080,643,765, representing 23.4% of net assets.

(c)	In default.
(d)	Fair-Valued—Securities with an aggregate value of $31,547,650, representing 0.7% of net assets.
(e)	Perpetual maturity. The date shown, if any, is the next call date.
(f)	Level 3 security.
(g)	All or partial amount segregated for the benefit of the counterparty as collateral for options written.
(h)	Affiliated security.
(i)	Restricted. The aggregate cost of such securities is $ 37,844,927. The aggregate value is $14,167,218, representing 0.3% of net assets.
(j)	Non-income producing.
(k)	A member of the Fund’s portfolio management team is a member of the board of directors of LiveStyle, Inc. The Fund’s aggregate value of investments in LiveStyle, Inc. represents 0.4% of net assets.
(l)	Exchange traded-Chicago Board Options Exchange.
(m)	Exchange traded option contracts outstanding at September 30, 2019:

Schedule of Investments

AllianzGI Income & Growth Fund

September 30, 2019 (unaudited) (continued)

Options written contracts outstanding at September 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation (Depreciation)
Call options:
Adobe, Inc.	300.00 USD	10/18/19	(780)	$(78,000)	$(24,180)	$(46,098)	$21,918
Advanced Micro Devices, Inc.	37.00 USD	10/18/19	(1,445)	(144,500)	(3,612)	(33,626)	30,014
Alibaba Group Holding Ltd.	205.00 USD	10/18/19	(580)	(58,000)	(2,320)	(32,323)	30,003
Apple, Inc.	235.00 USD	10/18/19	(910)	(91,000)	(78,715)	(58,358)	(20,357)
Atlassian, Inc.	150.00 USD	10/18/19	(215)	(21,500)	(10,213)	(20,505)	10,292
Bank of America Corp.	32.00 USD	10/18/19	(3,300)	(330,000)	(11,550)	(32,970)	21,420
Boston Scientific Corp.	44.50 USD	10/18/19	(2,130)	(213,000)	(9,585)	(27,756)	18,171
Broadcom, Inc.	330.00 USD	10/18/19	(215)	(21,500)	(537)	(22,387)	21,850
Costco Wholesale Corp.	312.50 USD	10/18/19	(270)	(27,000)	(25,650)	(21,881)	(3,769)
Deere & Co.	175.00 USD	10/18/19	(670)	(67,000)	(80,735)	(49,111)	(31,624)
Fiserv, Inc.	110.00 USD	10/18/19	(650)	(65,000)	(19,500)	(27,027)	7,527
Home Depot, Inc.	250.00 USD	10/18/19	(670)	(67,000)	(3,015)	(45,506)	42,491
Intuit, Inc.	285.00 USD	10/18/19	(280)	(28,000)	(16,100)	(18,158)	2,058
JPMorgan Chase & Co.	120.00 USD	10/18/19	(1,200)	(120,000)	(96,600)	(15,445)	(81,155)
Marvell Technology Group Ltd.	28.00 USD	10/18/19	(1,665)	(166,500)	(2,497)	(25,076)	22,579
Mastercard, Inc.	310.00 USD	10/18/19	(280)	(28,000)	(1,820)	(52,046)	50,226
Micron Technology, Inc.	60.00 USD	10/18/19	(1,230)	(123,000)	(615)	(37,294)	36,679
Microsoft Corp.	147.00 USD	10/18/19	(1,290)	(129,000)	(32,895)	(28,639)	(4,256)
Nike, Inc.	95.00 USD	10/18/19	(1,225)	(122,500)	(153,738)	(43,611)	(110,127)
PayPal Holdings, Inc.	120.00 USD	10/18/19	(975)	(97,500)	(5,363)	(78,146)	72,783
Qualcomm, Inc.	83.00 USD	10/18/19	(930)	(93,000)	(16,740)	(41,506)	24,766
Salesforce.com, Inc.	170.00 USD	10/18/19	(840)	(84,000)	(6,720)	(29,367)	22,647
ServiceNow, Inc.	290.00 USD	10/18/19	(215)	(21,500)	(5,375)	(13,607)	8,232
Starbucks Corp.	97.50 USD	10/18/19	(1,285)	(128,500)	(4,497)	(56,771)	52,274
Target Corp.	115.00 USD	10/18/19	(615)	(61,500)	(9,225)	(55,571)	46,346
Thermo Fisher Scientific, Inc.	310.00 USD	10/18/19	(69)	(6,900)	(2,760)	(9,968)	7,208
Union Pacific Corp.	177.50 USD	10/18/19	(440)	(44,000)	(9,680)	(31,975)	22,295

	Total options written contracts				$(634,237)	$(954,728)	$320,491

Glossary:

ADR—American Depositary Receipt

PIK—Payment-in-Kind

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—99.6%

Aerospace & Defense—3.4%
HEICO Corp., Class A	44,840	$4,363,380
L3Harris Technologies, Inc.	30,339	6,329,929

		10,693,309

Air Freight & Logistics—1.6%
XPO Logistics, Inc. (a)	68,319	4,889,591

Beverages—0.8%
MGP Ingredients, Inc.	50,735	2,520,515

Biotechnology—1.7%
Exact Sciences Corp. (a)	27,875	2,519,064
Sage Therapeutics, Inc. (a)	20,580	2,887,168

		5,406,232

Capital Markets—1.3%
E*TRADE Financial Corp.	90,137	3,938,086

Chemicals—1.8%
FMC Corp.	64,920	5,692,186

Commercial Services & Supplies—4.0%
Clean Harbors, Inc. (a)	77,485	5,981,842
Waste Connections, Inc.	71,092	6,540,464

		12,522,306

Containers & Packaging—2.3%
Crown Holdings, Inc. (a)	109,990	7,265,939

Electrical Equipment—2.2%
AMETEK, Inc.	76,112	6,988,604

Electronic Equipment, Instruments & Components—3.9%
Keysight Technologies, Inc. (a)	56,895	5,533,039
TE Connectivity Ltd.	37,726	3,515,309
Trimble, Inc. (a)	82,792	3,213,157

		12,261,505

Entertainment—5.0%
Take-Two Interactive Software, Inc. (a)	79,660	9,984,584
Zynga, Inc., Class A (a)	972,111	5,657,686

		15,642,270

Food Products—4.6%
Freshpet, Inc. (a)	106,775	5,314,192
Lamb Weston Holdings, Inc.	76,155	5,537,992
Sanderson Farms, Inc.	24,035	3,637,216

		14,489,400

Healthcare Equipment & Supplies—10.2%
Cooper Cos., Inc.	15,545	4,616,865
DexCom, Inc. (a)	64,772	9,666,573
Edwards Lifesciences Corp. (a)	23,363	5,137,757
Haemonetics Corp. (a)	39,713	5,009,398
IDEXX Laboratories, Inc. (a)	28,665	7,794,874

		32,225,467

	Shares	Value^

Hotels, Restaurants & Leisure—3.4%
Chipotle Mexican Grill, Inc. (a)	7,675	$6,450,607
Royal Caribbean Cruises Ltd.	39,183	4,244,695

		10,695,302

Insurance—3.6%
Arthur J Gallagher & Co.	69,770	6,249,299
James River Group Holdings Ltd.	101,435	5,197,529

		11,446,828

Internet & Direct Marketing Retail—1.5%
Etsy, Inc. (a)	85,310	4,820,015

IT Services—11.4%
Black Knight, Inc. (a)	67,165	4,101,095
Booz Allen Hamilton Holding Corp.	75,820	5,384,736
EPAM Systems, Inc. (a)	45,483	8,292,460
Fidelity National Information Services, Inc.	64,914	8,617,983
WEX, Inc. (a)	32,938	6,655,782
Wix.com Ltd. (a)	23,404	2,732,183

		35,784,239

Life Sciences Tools & Services—1.3%
Agilent Technologies, Inc.	52,249	4,003,841

Multi-Line Retail—2.2%
Dollar Tree, Inc. (a)	61,402	7,009,652

Pharmaceuticals—3.3%
Catalent, Inc. (a)	109,307	5,209,572
Elanco Animal Health, Inc. (a)	138,145	3,673,275
Horizon Therapeutics PLC (a)	58,130	1,582,880

		10,465,727

Professional Services—4.6%
Equifax, Inc.	42,923	6,037,978
Verisk Analytics, Inc.	52,413	8,288,592

		14,326,570

Real Estate Management & Development—1.3%
CBRE Group, Inc., Class A (a)	76,651	4,063,269

Road & Rail—1.3%
Kansas City Southern	30,660	4,078,087

Semiconductors & Semiconductor Equipment—7.2%
Advanced Micro Devices, Inc. (a)	203,775	5,907,437
Cree, Inc. (a)	52,125	2,554,125
Entegris, Inc.	74,406	3,501,546
Monolithic Power Systems, Inc.	25,594	3,983,194
Xilinx, Inc.	69,705	6,684,710

		22,631,012

Software—7.6%
Atlassian Corp. PLC, Class A (a)	25,325	3,176,768
Ceridian HCM Holding, Inc. (a)	81,465	4,021,927
Splunk, Inc. (a)	56,354	6,641,882
Trade Desk, Inc., Class A (a)	14,013	2,628,138

Schedule of Investments

AllianzGI Mid-Cap Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Workday, Inc., Class A (a)	43,334	$7,365,047

		23,833,762

Specialty Retail—2.8%
Floor & Decor Holdings, Inc., Class A (a)	98,995	5,063,594
Ulta Salon Cosmetics & Fragrance, Inc. (a)	14,349	3,596,577

		8,660,171

Textiles, Apparel & Luxury Goods—3.8%
Lululemon Athletica, Inc. (a)	39,435	7,592,421
VF Corp.	48,860	4,348,051

		11,940,472

Trading Companies & Distributors—1.5%
United Rentals, Inc. (a)	38,504	4,799,139

Total Common Stock (cost—$247,490,882)		313,093,496

	Principal Amount (000s)

Repurchase Agreements—2.1%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $6,709,065; collateralized by U.S. Treasury Notes, 1.625%, due 2/15/26, valued at $6,844,513 including accrued interest (cost—$6,709,000)	$6,709	6,709,000

Total Investments (cost—$254,199,882)—101.7%		319,802,496

Liabilities in excess of other assets—(1.7)%		(5,487,912)

Net Assets—100.0%		$314,314,584

Notes to Schedule of Investments:

(a)	Non-income producing.

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—99.5%

Aerospace & Defense—5.0%
Curtiss-Wright Corp.	92,361	$11,948,742
Lockheed Martin Corp.	65,865	25,691,302
United Technologies Corp.	186,205	25,420,707

		63,060,751

Air Freight & Logistics—0.4%
Expeditors International of Washington, Inc.	76,985	5,719,216

Automobiles—0.9%
General Motors Co.	317,314	11,892,929

Banks—13.0%
Bank of America Corp.	871,610	25,424,864
Citigroup, Inc.	375,970	25,972,008
Citizens Financial Group, Inc.	362,777	12,831,422
Comerica, Inc.	187,363	12,364,084
JPMorgan Chase & Co.	431,540	50,787,943
M&T Bank Corp.	78,694	12,431,291
PNC Financial Services Group, Inc.	90,911	12,742,086
U.S. Bancorp	232,204	12,850,169

		165,403,867

Beverages—0.9%
Diageo PLC ADR	74,200	12,133,184

Capital Markets—3.1%
Ameriprise Financial, Inc.	86,200	12,680,020
Morgan Stanley	639,045	27,268,050

		39,948,070

Chemicals—1.9%
Celanese Corp.	102,900	12,583,641
Dow, Inc.	242,706	11,564,941

		24,148,582

Communications Equipment—1.1%
Cisco Systems, Inc.	273,515	13,514,376

Construction & Engineering—0.9%
EMCOR Group, Inc.	133,050	11,458,266

Containers & Packaging—1.0%
Avery Dennison Corp.	110,266	12,522,910

Diversified Telecommunication Services—3.3%
AT&T, Inc.	726,863	27,504,496
Verizon Communications, Inc.	241,921	14,602,351

		42,106,847

Electric Utilities—3.1%
Exelon Corp.	548,858	26,515,330
Pinnacle West Capital Corp.	133,769	12,984,957

		39,500,287

	Shares	Value^

Electrical Equipment—2.0%
Eaton Corp. PLC	304,910	$25,353,266

Entertainment—1.5%
Walt Disney Co.	146,756	19,125,242

Equity Real Estate Investment Trusts (REITs)—3.2%
Alexandria Real Estate Equities, Inc.	83,191	12,814,742
CoreSite Realty Corp.	121,819	14,843,645
Crown Castle International Corp.	90,693	12,607,234

		40,265,621

Food & Staples Retailing—1.0%
Sysco Corp.	167,867	13,328,640

Food Products—1.9%
Lamb Weston Holdings, Inc.	161,562	11,748,788
Mondelez International, Inc., Class A	229,171	12,677,740

		24,426,528

Healthcare Equipment & Supplies—2.9%
Hill-Rom Holdings, Inc.	113,444	11,937,712
Medtronic PLC	228,470	24,816,412

		36,754,124

Healthcare Providers & Services—1.9%
Humana, Inc.	42,026	10,744,788
Quest Diagnostics, Inc.	119,947	12,837,927

		23,582,715

Hotels, Restaurants & Leisure—2.0%
Darden Restaurants, Inc.	106,210	12,556,146
Royal Caribbean Cruises Ltd.	114,030	12,352,870

		24,909,016

Industrial Conglomerates—1.5%
General Electric Co.	729,212	6,519,155
Honeywell International, Inc.	75,614	12,793,889

		19,313,044

Insurance—6.9%
Allstate Corp.	117,797	12,802,178
MetLife, Inc.	276,999	13,063,273
Primerica, Inc.	99,066	12,604,167
Progressive Corp.	306,496	23,676,816
Reinsurance Group of America, Inc.	159,025	25,424,917

		87,571,351

Life Sciences Tools & Services—1.0%
Agilent Technologies, Inc.	167,740	12,853,916

Machinery—2.1%
Stanley Black & Decker, Inc.	92,599	13,372,222
Toro Co.	174,951	12,823,908

		26,196,130

Media—2.9%
Comcast Corp., Class A	822,100	37,060,268

Schedule of Investments

AllianzGI NFJ Dividend Value Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Metals & Mining—1.0%
Reliance Steel & Aluminum Co.	132,300	$13,185,018

Multi-Line Retail—1.0%
Target Corp.	117,061	12,514,991

Multi-Utilities—2.2%
Public Service Enterprise Group, Inc.	441,830	27,428,806

Oil, Gas & Consumable Fuels—10.9%
Chevron Corp.	390,399	46,301,321
ConocoPhillips	382,765	21,809,950
EOG Resources, Inc.	136,480	10,129,546
Royal Dutch Shell PLC, Class A ADR	338,959	19,947,737
TC Energy Corp.	270,042	13,985,475
Valero Energy Corp.	303,800	25,895,912

		138,069,941

Personal Products—1.9%
Unilever NV	397,450	23,858,923

Pharmaceuticals—6.2%
Johnson & Johnson	395,038	51,110,016
Pfizer, Inc.	405,447	14,567,711
Roche Holding AG ADR	364,548	13,287,775

		78,965,502

Road & Rail—0.9%
Kansas City Southern	91,058	12,111,625

Semiconductors & Semiconductor Equipment—3.1%
Broadcom, Inc.	45,138	12,461,248
Intel Corp.	514,544	26,514,452

		38,975,700

Software—2.0%
Oracle Corp.	463,169	25,488,190

Specialty Retail—2.9%
Lowe’s Cos., Inc.	222,036	24,415,078
TJX Cos., Inc.	224,404	12,508,279

		36,923,357

Textiles, Apparel & Luxury Goods—1.0%
Columbia Sportswear Co.	126,500	12,256,585

Tobacco—1.0%
Philip Morris International, Inc.	168,721	12,810,986

Total Common Stock (cost—$1,147,361,231)		1,264,738,770

	Principal Amount (000s)	Value^

Repurchase Agreements—1.6%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $20,550,200; collateralized by U.S. Treasury Notes, 2.375%, due 5/15/27, valued at $20,963,169 including accrued interest (cost—$20,550,000)	$20,550	$20,550,000

Total Investments (cost—$1,167,911,231)—101.1%		1,285,288,770

Liabilities in excess of other assets—(1.1)%		(14,076,475)

Net Assets—100.0%		$1,271,212,295

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—97.7%

Australia—2.1%
Macquarie Group Ltd.	17,871	$1,584,124
Westpac Banking Corp.	89,154	1,780,640

		3,364,764

Canada—10.8%
Bank of Montreal	23,200	1,711,000
Canadian Pacific Railway Ltd.	13,441	2,990,085
Enerplus Corp.	175,900	1,308,696
Magna International, Inc.	33,956	1,810,874
Manulife Financial Corp.	86,068	1,580,209
TC Energy Corp.	63,460	3,286,593
Toronto-Dominion Bank	83,540	4,867,040

		17,554,497

China—10.7%
Anhui Conch Cement Co., Ltd., Class H	559,500	3,320,261
China Construction Bank Corp., Class H	2,135,100	1,626,858
China Mobile Ltd.	361,500	2,994,576
China Railway Signal & Communication Corp., Ltd., Class H (a)	2,570,000	1,589,940
China Shenhua Energy Co., Ltd., Class H	744,000	1,493,691
Haier Electronics Group Co., Ltd.	646,000	1,682,089
Hengan International Group Co., Ltd.	239,500	1,569,358
Longfor Group Holdings Ltd. (a)	447,000	1,669,445
Ping An Insurance Group Co of China Ltd., Class A	117,117	1,429,861

		17,376,079

France—8.2%
Capgemini SE	28,002	3,297,268
Danone S.A.	39,446	3,474,470
Euronext NV (a)	22,128	1,811,862
Kering S.A.	2,608	1,328,997
Thales S.A.	29,325	3,370,935

		13,283,532

Germany—5.2%
BASF SE	24,179	1,690,549
Bayer AG	22,143	1,560,042
Deutsche Telekom AG	99,558	1,669,887
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,997	1,807,309
SAP SE	13,761	1,619,303

		8,347,090

Hong Kong—4.6%
AIA Group Ltd.	330,800	3,119,788
BOC Hong Kong Holdings Ltd.	379,600	1,288,066
CLP Holdings Ltd.	147,500	1,550,355

	Shares	Value^

Sands China Ltd.	345,600	$1,561,653

		7,519,862

India—0.7%
Reliance Industries Ltd. GDR (a)	32,098	1,197,255

Ireland—2.8%
Glanbia PLC	143,423	1,782,093
Smurfit Kappa Group PLC	95,234	2,831,862

		4,613,955

Italy—1.1%
Terna Rete Elettrica Nazionale SpA	285,796	1,835,583

Japan—13.3%
Asahi Group Holdings Ltd.	37,200	1,847,467
Astellas Pharma, Inc.	128,300	1,835,223
Daiwa House Industry Co., Ltd.	57,700	1,875,520
Hitachi Ltd.	46,040	1,724,207
Mitsubishi Corp.	124,900	3,075,401
Shionogi & Co., Ltd.	57,200	3,189,072
Sony Corp.	82,100	4,852,778
Tokio Marine Holdings, Inc.	57,400	3,079,345

		21,479,013

Korea (Republic of)—2.1%
Samsung Electronics Co., Ltd.	82,147	3,363,429

Mexico—1.0%
Grupo Aeroportuario del Pacifico S.A.B de C.V., Class B	167,300	1,614,673

Netherlands—2.9%
ING Groep NV	132,412	1,383,272
Unilever NV	56,508	3,393,159

		4,776,431

Russian Federation—1.0%
Lukoil PJSC ADR	19,070	1,577,661

Singapore—3.0%
DBS Group Holdings Ltd.	173,600	3,140,616
Singapore Exchange Ltd.	279,500	1,714,742

		4,855,358

South Africa—0.7%
Naspers Ltd., Class N	6,957	1,053,354

Spain—1.9%
Banco Santander S.A.	739,141	3,007,431

Switzerland—4.0%
Nestle S.A.	14,280	1,548,730
Roche Holding AG	17,192	5,005,699

		6,554,429

Taiwan—2.1%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	74,076	3,443,052

Schedule of Investments

AllianzGI NFJ International Value Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

United Kingdom—16.5%
3i Group PLC	111,998	$1,602,956
BAE Systems PLC ADR	120,668	3,401,631
Carnival PLC	35,252	1,458,740
Compass Group PLC	69,386	1,785,489
Diageo PLC ADR	9,676	1,582,220
GlaxoSmithKline PLC	159,186	3,412,086
Imperial Brands PLC	126,757	2,846,476
Legal & General Group PLC	964,168	2,942,948
Rio Tinto PLC	27,884	1,449,481
Royal Dutch Shell PLC, Class A ADR	105,140	6,187,489

		26,669,516

United States—3.0%
Broadcom, Inc.	5,500	1,518,385
Constellation Brands, Inc., Class A	8,501	1,762,087
Expeditors International of Washington, Inc.	22,330	1,658,896

		4,939,368

Total Common Stock (cost—$154,914,109)		158,426,332

PREFERRED STOCK—2.0%

Germany—2.0%
Porsche Automobil Holding SE (cost—$3,407,146)	48,698	3,156,939

Total Investments (cost—$158,321,255) (b)—99.7%		161,583,271

Other assets less liabilities—0.3%		494,272

Net Assets—100.0%		$162,077,543

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $6,268,502, representing 3.9% of net assets.

(b)	Securities with an aggregate value of $118,303,332, representing 73.0% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

Glossary:

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The industry classification of portfolio holdings and other assets less liabilities shown as a percentage of net assets were as follows:

Banks	11.6%
Oil, Gas & Consumable Fuels	9.3%
Pharmaceuticals	9.3%
Insurance	8.6%
Food Products	4.2%
Aerospace & Defense	4.2%
Capital Markets	4.1%
Household Durables	4.0%
Beverages	3.2%
Personal Products	3.1%
Semiconductors & Semiconductor Equipment	3.1%
Hotels, Restaurants & Leisure	3.0%
Real Estate Management & Development	2.2%
Electric Utilities	2.1%
Technology Hardware, Storage & Peripherals	2.1%
Construction Materials	2.1%
Electronic Equipment, Instruments & Components	2.0%
IT Services	2.0%
Automobiles	2.0%
Trading Companies & Distributors	1.9%
Wireless Telecommunication Services	1.8%
Road & Rail	1.8%
Tobacco	1.8%
Containers & Packaging	1.7%
Auto Components	1.1%
Chemicals	1.0%
Diversified Telecommunication Services	1.0%
Air Freight & Logistics	1.0%
Software	1.0%
Transportation Infrastructure	1.0%
Metals & Mining	0.9%
Textiles, Apparel & Luxury Goods	0.8%
Internet & Direct Marketing Retail	0.7%
Other assets less liabilities	0.3%

100.0%

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—99.5%

Aerospace & Defense—3.9%
Curtiss-Wright Corp.	33,616	$4,348,902
Lockheed Martin Corp.	9,000	3,510,540
United Technologies Corp.	40,184	5,485,920

		13,345,362

Air Freight & Logistics—0.5%
Expeditors International of Washington, Inc.	20,857	1,549,467

Banks—12.6%
Bank of America Corp.	288,667	8,420,416
Citigroup, Inc.	100,700	6,956,356
Citizens Financial Group, Inc.	91,465	3,235,117
Comerica, Inc.	53,065	3,501,759
JPMorgan Chase & Co.	120,200	14,146,338
PNC Financial Services Group, Inc.	26,341	3,691,955
U.S. Bancorp	63,676	3,523,830

		43,475,771

Beverages—1.5%
Diageo PLC ADR	20,800	3,401,216
PepsiCo, Inc.	13,626	1,868,125

		5,269,341

Capital Markets—3.9%
Ameriprise Financial, Inc.	24,460	3,598,066
Morgan Stanley	154,400	6,588,248
Nasdaq, Inc.	33,061	3,284,610

		13,470,924

Chemicals—2.3%
Celanese Corp.	34,700	4,243,463
Dow, Inc. (a)	75,346	3,590,237

		7,833,700

Communications Equipment—0.9%
Cisco Systems, Inc.	65,417	3,232,254

Construction & Engineering—1.0%
EMCOR Group, Inc.	41,968	3,614,284

Consumer Finance—1.0%
Discover Financial Services	42,000	3,405,780

Containers & Packaging—1.0%
Avery Dennison Corp.	29,552	3,356,221

Diversified Telecommunication Services—3.2%
AT&T, Inc.	191,689	7,253,512
Verizon Communications, Inc.	61,271	3,698,317

		10,951,829

Electric Utilities—3.1%
Entergy Corp.	30,265	3,551,900
Exelon Corp.	74,992	3,622,864

	Shares	Value^

Pinnacle West Capital Corp.	35,239	$3,420,650

		10,595,414

Electrical Equipment—1.0%
Eaton Corp. PLC	43,400	3,608,710

Entertainment—1.5%
Walt Disney Co.	39,756	5,181,002

Equity Real Estate Investment Trusts (REITs)—4.0%
Alexandria Real Estate Equities, Inc.	23,681	3,647,821
CoreSite Realty Corp.	26,805	3,266,189
Crown Castle International Corp.	23,999	3,336,101
Prologis, Inc.	40,899	3,485,413

		13,735,524

Food & Staples Retailing—1.2%
Sysco Corp.	50,500	4,009,700

Food Products—1.0%
Mondelez International, Inc., Class A	63,100	3,490,692

Healthcare Equipment & Supplies—3.5%
Abbott Laboratories	20,807	1,740,922
Baxter International, Inc.	20,806	1,819,901
Hill-Rom Holdings, Inc.	31,817	3,348,103
Medtronic PLC	48,600	5,278,932

		12,187,858

Healthcare Providers & Services—3.1%
CVS Health Corp.	27,208	1,716,009
HCA Healthcare, Inc.	21,000	2,528,820
Humana, Inc.	11,226	2,870,151
Quest Diagnostics, Inc.	33,400	3,574,802

		10,689,782

Hotels, Restaurants & Leisure—2.3%
Darden Restaurants, Inc.	27,920	3,300,702
Domino’s Pizza, Inc.	6,727	1,645,357
Royal Caribbean Cruises Ltd.	28,900	3,130,737

		8,076,796

Household Products—1.0%
Procter & Gamble Co.	28,700	3,569,706

Industrial Conglomerates—2.0%
General Electric Co.	192,572	1,721,594
Honeywell International, Inc.	19,770	3,345,084
Roper Technologies, Inc.	4,675	1,667,105

		6,733,783

Insurance—6.0%
Allstate Corp.	32,900	3,575,572
MetLife, Inc.	69,228	3,264,792
Primerica, Inc.	29,721	3,781,403
Progressive Corp.	82,988	6,410,823
Reinsurance Group of America, Inc.	22,600	3,613,288

		20,645,878

Schedule of Investments

AllianzGI NFJ Large-Cap Value Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.	23,518	$1,802,184

Machinery—3.0%
Ingersoll-Rand PLC	27,600	3,400,596
Stanley Black & Decker, Inc.	23,898	3,451,110
Toro Co.	46,240	3,389,392

		10,241,098

Media—2.0%
Comcast Corp., Class A	155,600	7,014,448

Metals & Mining—1.1%
Reliance Steel & Aluminum Co.	38,611	3,847,972

Multi-Line Retail—1.0%
Target Corp.	33,564	3,588,327

Multi-Utilities—2.0%
Public Service Enterprise Group, Inc.	110,400	6,853,632

Oil, Gas & Consumable Fuels—10.3%
Chevron Corp.	100,845	11,960,217
ConocoPhillips	125,800	7,168,084
EOG Resources, Inc.	42,158	3,128,967
Kinder Morgan, Inc.	170,722	3,518,580
Marathon Oil Corp.	260,592	3,197,464
Royal Dutch Shell PLC, Class A ADR	29,765	1,751,670
Valero Energy Corp.	58,428	4,980,403

		35,705,385

Personal Products—1.0%
Unilever NV	56,962	3,419,429

Pharmaceuticals—5.0%
Johnson & Johnson	80,424	10,405,257
Pfizer, Inc.	95,297	3,424,021
Roche Holding AG ADR	98,144	3,577,349

		17,406,627

Road & Rail—1.5%
Kansas City Southern	14,781	1,966,021
Union Pacific Corp.	19,100	3,093,818

		5,059,839

Semiconductors & Semiconductor Equipment—3.0%
Broadcom, Inc.	11,581	3,197,167
Intel Corp.	138,000	7,111,140

		10,308,307

Software—2.1%
Microsoft Corp.	25,380	3,528,581
Oracle Corp.	68,500	3,769,555

		7,298,136

Specialty Retail—3.5%
Best Buy Co., Inc.	27,585	1,903,089
Lowe’s Cos., Inc.	60,285	6,628,938

	Shares	Value^

TJX Cos., Inc.	62,090	$3,460,897

		11,992,924

Textiles, Apparel & Luxury Goods—1.0%
Columbia Sportswear Co.	35,018	3,392,894

Tobacco—1.0%
Philip Morris International, Inc.	44,767	3,399,158

Total Common Stock (cost—$329,431,344)		343,360,138

	Principal Amount (000s)

Repurchase Agreements—0.7%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $2,266,022; collateralized by U.S. Treasury Notes, 2.375%, due 5/15/27, valued at $2,312,114 including accrued interest (cost—$2,266,000)	$2,266	2,266,000

Total Investments (cost—$331,697,344)—100.2%		345,626,138

Liabilities in excess of other assets—(0.2)%		(564,886)

Net Assets—100.0%		$345,061,252

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—98.8%

Aerospace & Defense—3.3%
Curtiss-Wright Corp.	100,514	$13,003,496
L3Harris Technologies, Inc.	59,090	12,328,538
Raytheon Co.	64,474	12,649,154
Textron, Inc.	134,588	6,589,428

		44,570,616

Air Freight & Logistics—1.0%
Expeditors International of Washington, Inc.	183,463	13,629,466

Airlines—0.4%
Copa Holdings S.A., Class A	55,531	5,483,686

Auto Components—0.2%
Lear Corp.	27,575	3,251,093

Banks—8.2%
Citizens Financial Group, Inc.	371,950	13,155,872
Comerica, Inc.	199,680	13,176,883
East West Bancorp, Inc.	298,040	13,200,192
Fifth Third Bancorp	474,210	12,983,870
First Republic Bank	137,840	13,329,128
KeyCorp	363,660	6,487,694
M&T Bank Corp.	86,187	13,614,960
Regions Financial Corp.	840,570	13,297,817
TCF Financial Corp.	315,708	12,019,004

		111,265,420

Beverages—1.2%
Coca-Cola European Partners PLC	60,235	3,340,031
Constellation Brands, Inc., Class A	31,924	6,617,206
Keurig Dr Pepper, Inc.	239,409	6,540,654

		16,497,891

Capital Markets—4.7%
Ameriprise Financial, Inc.	91,786	13,501,721
Cboe Global Markets, Inc.	56,697	6,515,052
Northern Trust Corp.	71,310	6,654,649
Raymond James Financial, Inc.	153,420	12,651,013
SEI Investments Co.	219,200	12,988,696
TD Ameritrade Holding Corp.	245,605	11,469,754

		63,780,885

Chemicals—3.0%
Celanese Corp.	79,752	9,752,872
Eastman Chemical Co.	178,692	13,192,830
FMC Corp.	75,733	6,640,270
LyondellBasell Industries NV, Class A	77,996	6,978,302
Sherwin-Williams Co.	6,367	3,501,022

		40,065,296

Commercial Services & Supplies—0.7%
IAA, Inc. (a)	224,830	9,382,156

Communications Equipment—0.5%
Motorola Solutions, Inc.	40,382	6,881,497

	Shares	Value^

Construction & Engineering—1.0%
EMCOR Group, Inc.	155,383	$13,381,584

Consumer Finance—0.8%
Discover Financial Services	141,320	11,459,639

Containers & Packaging—1.7%
Avery Dennison Corp.	111,218	12,631,028
International Paper Co.	248,112	10,376,044

		23,007,072

Electric Utilities—2.9%
Evergy, Inc.	198,618	13,220,014
Pinnacle West Capital Corp.	202,263	19,633,669
PPL Corp.	219,000	6,896,310

		39,749,993

Electrical Equipment—1.0%
AMETEK, Inc.	141,335	12,977,380

Electronic Equipment, Instruments & Components—2.0%
Amphenol Corp., Class A	111,970	10,805,105
Corning, Inc.	339,756	9,689,841
FLIR Systems, Inc.	128,256	6,744,983

		27,239,929

Entertainment—1.0%
Activision Blizzard, Inc.	127,216	6,732,271
World Wrestling Entertainment, Inc., Class A	93,701	6,666,826

		13,399,097

Equity Real Estate Investment Trusts (REITs)—10.9%
Alexandria Real Estate Equities, Inc.	88,876	13,690,459
AvalonBay Communities, Inc.	61,900	13,328,927
Boston Properties, Inc.	96,003	12,447,749
CoreSite Realty Corp.	113,860	13,873,841
Crown Castle International Corp.	46,866	6,514,843
Douglas Emmett, Inc.	310,580	13,302,141
Equinix, Inc.	12,502	7,211,154
Extra Space Storage, Inc.	56,144	6,558,742
Lamar Advertising Co., Class A	126,300	10,347,759
Mid-America Apartment Communities, Inc.	102,110	13,275,321
National Health Investors, Inc.	165,310	13,619,891
Prologis, Inc.	153,640	13,093,201
UDR, Inc.	208,820	10,123,593

		147,387,621

Food & Staples Retailing—0.5%
Sysco Corp.	86,860	6,896,684

Food Products—1.8%
JM Smucker Co.	94,615	10,409,542
Lamb Weston Holdings, Inc.	183,058	13,311,978

		23,721,520

Gas Utilities—0.9%
Southwest Gas Holdings, Inc.	137,955	12,559,423

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Healthcare Equipment & Supplies—0.8%
STERIS PLC	76,980	$11,122,840

Healthcare Providers & Services—2.4%
Encompass Health Corp.	160,113	10,131,951
Humana, Inc.	37,841	9,674,808
Quest Diagnostics, Inc.	124,221	13,295,374

		33,102,133

Hotels, Restaurants & Leisure—3.8%
Cedar Fair L.P.	107,434	6,269,848
Domino’s Pizza, Inc.	33,342	8,155,120
Royal Caribbean Cruises Ltd.	120,110	13,011,516
Vail Resorts, Inc.	28,131	6,401,491
Wynn Resorts Ltd.	85,914	9,340,570
Yum China Holdings, Inc.	193,409	8,786,571

		51,965,116

Household Durables—1.8%
Garmin Ltd.	150,647	12,758,294
PulteGroup, Inc.	300,147	10,970,373

		23,728,667

Household Products—0.8%
Church & Dwight Co., Inc.	135,396	10,187,195

Independent Power Producers & Energy Traders—0.5%
AES Corp.	432,590	7,068,521

Industrial Conglomerates—1.0%
Roper Technologies, Inc.	36,263	12,931,386

Insurance—7.7%
Allstate Corp.	121,720	13,228,530
American Financial Group, Inc.	126,730	13,667,830
Aon PLC	33,709	6,525,051
Hanover Insurance Group, Inc.	96,427	13,069,716
Lincoln National Corp.	226,970	13,690,830
Marsh & McLennan Cos., Inc.	99,031	9,908,052
Primerica, Inc.	56,704	7,214,450
Progressive Corp.	173,130	13,374,292
Reinsurance Group of America, Inc.	80,183	12,819,658

		103,498,409

Internet & Direct Marketing Retail—0.4%
eBay, Inc.	139,830	5,450,573

IT Services—3.4%
Amdocs Ltd.	182,674	12,076,578
Broadridge Financial Solutions, Inc.	53,328	6,635,603
Fidelity National Information Services, Inc.	50,900	6,757,484
MAXIMUS, Inc.	84,360	6,517,654
Paychex, Inc.	89,989	7,448,389
Science Applications International Corp.	81,693	7,135,884

		46,571,592

	Shares	Value^

Life Sciences Tools & Services—3.0%
Agilent Technologies, Inc.	260,613	$19,970,774
Bruker Corp.	151,974	6,676,218
PerkinElmer, Inc.	163,606	13,934,323

		40,581,315

Machinery—4.2%
Crane Co.	148,220	11,950,979
ITT, Inc.	111,696	6,834,678
Oshkosh Corp.	90,508	6,860,506
Stanley Black & Decker, Inc.	48,829	7,051,396
Toro Co.	182,307	13,363,103
Woodward, Inc.	93,905	10,125,776

		56,186,438

Metals & Mining—1.3%
Newmont Goldcorp Corp.	174,932	6,633,422
Reliance Steel & Aluminum Co.	63,903	6,368,573
Steel Dynamics, Inc.	160,814	4,792,257

		17,794,252

Mortgage Real Estate Investment Trusts (REITs)—0.4%
Annaly Capital Management, Inc.	670,917	5,904,070

Multi-Utilities—5.7%
CenterPoint Energy, Inc.	447,266	13,498,488
Consolidated Edison, Inc.	140,082	13,233,547
DTE Energy Co.	147,459	19,606,149
Public Service Enterprise Group, Inc.	218,603	13,570,874
Sempra Energy	116,484	$17,194,203

		77,103,261

Oil, Gas & Consumable Fuels—5.2%
Cabot Oil & Gas Corp.	213,753	3,755,640
ConocoPhillips	116,697	6,649,395
Devon Energy Corp.	277,790	6,683,627
Diamondback Energy, Inc.	73,630	6,620,073
EOG Resources, Inc.	81,440	6,044,477
Marathon Oil Corp.	533,580	6,547,027
ONEOK, Inc.	135,267	9,967,825
Pioneer Natural Resources Co.	56,110	7,056,955
Valero Energy Corp.	81,930	6,983,713
Williams Cos., Inc.	400,110	9,626,647

		69,935,379

Professional Services—0.2%
TransUnion	39,791	3,227,448

Road & Rail—2.0%
Kansas City Southern	101,820	13,543,078
Norfolk Southern Corp.	74,130	13,318,196

		26,861,274

Semiconductors & Semiconductor Equipment—1.8%
Broadcom, Inc.	33,596	9,274,848
Monolithic Power Systems, Inc.	48,800	7,594,744
NXP Semiconductors NV	64,079	6,992,300

		23,861,892

Schedule of Investments

AllianzGI NFJ Mid-Cap Value Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Software—1.0%
SS&C Technologies Holdings, Inc.	254,174	$13,107,753

Specialty Retail—2.5%
Best Buy Co., Inc.	196,769	13,575,093
TJX Cos., Inc.	123,152	6,864,493
Tractor Supply Co.	150,530	13,613,933

		34,053,519

Textiles, Apparel & Luxury Goods—1.2%
Columbia Sportswear Co.	168,797	16,354,741

Total Common Stock (cost—$1,204,664,532)		1,337,185,722

	Principal Amount (000s)

Repurchase Agreements—1.2%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $16,561,161; collateralized by U.S. Treasury Notes, 2.375%, due 5/15/27, valued at $16,897,037 including accrued interest (cost—$16,561,000)	$16,561	16,561,000

Total Investments (cost—$1,221,225,532)—100.0%		1,353,746,722

Liabilities in excess of other assets—(0.0)%		(368,087)

Net Assets—100.0%		$1,353,378,635

Notes to Schedule of Investments:

(a)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—97.9%

Aerospace & Defense—1.7%
CAE, Inc.	177,160	$4,499,864
Curtiss-Wright Corp.	77,650	10,045,580

		14,545,444

Auto Components—0.8%
Dana, Inc.	472,252	6,819,319

Banks—18.6%
Associated Banc-Corp	456,260	9,239,265
Atlantic Union Bankshares Corp.	255,260	9,507,159
BancFirst Corp.	80,540	4,463,527
CenterState Bank Corp.	412,353	9,890,287
East West Bancorp, Inc.	195,370	8,652,937
Enterprise Financial Services Corp.	236,410	9,633,707
First Interstate Bancsystem, Inc., Class A	252,098	10,144,423
First Merchants Corp.	236,703	8,908,317
FNB Corp.	804,235	9,272,830
Glacier Bancorp, Inc.	224,467	9,081,935
Heritage Commerce Corp.	429,650	5,050,536
IBERIABANK Corp.	118,418	8,945,296
Renasant Corp.	249,020	8,718,190
Simmons First National Corp., Class A	396,760	9,879,324
South State Corp.	127,380	9,591,714
TCF Financial Corp.	251,279	9,566,192
Towne Bank	31,290	870,018
Umpqua Holdings Corp.	547,990	9,019,915
United Community Banks, Inc.	368,580	10,449,243

		160,884,815

Building Products—1.1%
Universal Forest Products, Inc.	228,722	9,121,433

Capital Markets—2.9%
AllianceBernstein Holding L.P.	176,902	5,192,074
Houlihan Lokey, Inc.	211,790	9,551,729
LPL Financial Holdings, Inc.	123,460	10,111,374

		24,855,177

Chemicals—1.7%
Cabot Corp.	153,610	6,961,605
Innophos Holdings, Inc.	96,718	3,139,467
Stepan Co.	44,721	4,340,620

		14,441,692

Commercial Services & Supplies—2.2%
Ennis, Inc.	205,093	4,144,929
McGrath RentCorp	145,480	10,123,953
Tetra Tech, Inc.	52,547	4,558,978

		18,827,860

Construction & Engineering—1.8%
Arcosa, Inc.	136,729	4,677,499
EMCOR Group, Inc.	126,759	10,916,485

		15,593,984

	Shares	Value^

Containers & Packaging—1.5%
Silgan Holdings, Inc.	142,305	$4,274,131
Sonoco Products Co.	148,873	8,665,897

		12,940,028

Electrical Equipment—0.9%
Regal Beloit Corp.	106,250	7,740,312

Electronic Equipment, Instruments & Components—4.4%
Dolby Laboratories, Inc., Class A	141,310	9,134,279
FLIR Systems, Inc.	200,890	10,564,805
Methode Electronics, Inc.	248,622	8,363,644
SYNNEX Corp.	92,730	10,469,217

		38,531,945

Energy Equipment & Services—0.6%
Archrock, Inc.	497,663	4,961,700

Entertainment—1.0%
Marcus Corp.	124,095	4,592,756
World Wrestling Entertainment, Inc., Class A	62,439	4,442,535

		9,035,291

Equity Real Estate Investment Trusts (REITs)—8.4%
American Assets Trust, Inc.	96,469	4,508,961
CoreSite Realty Corp.	71,830	8,752,486
CyrusOne, Inc.	30,113	2,381,938
Douglas Emmett, Inc.	211,987	9,079,403
First Industrial Realty Trust, Inc.	252,874	10,003,695
Hudson Pacific Properties, Inc.	272,949	9,132,874
Life Storage, Inc.	86,630	9,131,668
Monmouth Real Estate Investment Corp.	623,348	8,982,445
National Health Investors, Inc.	129,840	10,697,518

		72,670,988

Food Products—2.6%
Calavo Growers, Inc.	50,360	4,793,265
Ingredion, Inc.	109,340	8,937,452
Lamb Weston Holdings, Inc.	118,617	8,625,828

		22,356,545

Gas Utilities—2.1%
National Fuel Gas Co.	175,030	8,212,408
Southwest Gas Holdings, Inc.	112,700	10,260,208

		18,472,616

Healthcare Equipment & Supplies—1.1%
Hill-Rom Holdings, Inc.	92,670	9,751,664

Healthcare Providers & Services—1.9%
Encompass Health Corp.	132,809	8,404,154
Ensign Group, Inc.	169,484	8,038,626

		16,442,780

Hotels, Restaurants & Leisure—3.3%
Cedar Fair L.P.	76,549	4,467,400
Domino’s Pizza, Inc.	18,163	4,442,488

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Marriott Vacations Worldwide Corp.	99,451	$10,304,118
Ruth’s Hospitality Group, Inc.	439,065	8,963,512

		28,177,518

Household Durables—1.8%
La-Z-Boy, Inc.	190,430	6,396,544
MDC Holdings, Inc.	210,231	9,060,956

		15,457,500

Household Products—1.0%
WD-40 Co.	46,374	8,511,484

Independent Power Producers & Energy Traders—1.0%
Capital Power Corp.	376,600	8,721,054

Insurance—4.9%
American Financial Group, Inc.	85,120	9,180,192
CNO Financial Group, Inc.	269,706	4,269,446
First American Financial Corp.	179,590	10,597,606
Old Republic International Corp.	390,680	9,208,328
Primerica, Inc.	75,431	9,597,086

		42,852,658

IT Services—2.9%
MAXIMUS, Inc.	112,643	8,702,798
Perspecta, Inc.	248,074	6,479,693
Science Applications International Corp.	116,981	10,218,290

		25,400,781

Life Sciences Tools & Services—1.1%
Bruker Corp.	212,510	9,335,564

Machinery—4.1%
Crane Co.	110,090	8,876,557
ITT, Inc.	160,185	9,801,720
Toro Co.	134,752	9,877,321
Woodward, Inc.	60,942	6,571,376

		35,126,974

Metals & Mining—2.0%
Kaiser Aluminum Corp.	45,075	4,461,073
Materion Corp.	68,014	4,173,339
Steel Dynamics, Inc.	291,010	8,672,098

		17,306,510

Mortgage Real Estate Investment Trusts (REITs)—1.6%
Apollo Commercial Real Estate Finance, Inc.	361,453	6,929,054
Blackstone Mortgage Trust, Inc., Class A	190,629	6,834,050

		13,763,104

Multi-Utilities—2.1%
Black Hills Corp.	127,350	9,771,565
NorthWestern Corp.	114,879	8,621,669

		18,393,234

	Shares	Value^

Oil, Gas & Consumable Fuels—6.0%
Alliance Resource Partners L.P.	29,080	$465,571
Cimarex Energy Co.	151,480	7,261,951
CVR Energy, Inc.	134,789	5,934,759
Delek Logistics Partners L.P.	149,423	4,675,446
Delek U.S. Holdings, Inc.	132,289	4,802,091
Enerplus Corp.	1,350,610	10,048,538
Murphy Oil Corp.	250,090	5,529,490
Parkland Fuel Corp.	276,279	8,860,697
Ship Finance International Ltd.	332,294	4,665,408

		52,243,951

Professional Services—2.0%
ICF International, Inc.	115,410	9,748,683
Korn Ferry	205,732	7,949,484

		17,698,167

Road & Rail—1.1%
Werner Enterprises, Inc.	274,867	9,702,805

Semiconductors & Semiconductor Equipment—2.3%
Cabot Microelectronics Corp.	70,084	9,896,562
MKS Instruments, Inc.	62,823	5,797,306
Monolithic Power Systems, Inc.	27,180	4,230,023

		19,923,891

Specialty Retail—1.3%
Lithia Motors, Inc., Class A	39,639	5,247,411
Shoe Carnival, Inc.	137,226	4,447,495
Winmark Corp.	9,298	1,640,074

		11,334,980

Textiles, Apparel & Luxury Goods—1.6%
Columbia Sportswear Co.	98,115	9,506,362
Ralph Lauren Corp.	50,214	4,793,931

		14,300,293

Thrifts & Mortgage Finance—2.5%
Essent Group Ltd.	139,066	6,629,276
Washington Federal, Inc.	245,230	9,071,058
WSFS Financial Corp.	145,147	6,400,983

		22,101,317

Total Common Stock (cost—$764,718,626)		848,345,378

EXCHANGE-TRADED FUNDS—0.8%
iShares Russell 2000	6,780	1,026,085
SPDR S&P Biotech	77,564	5,914,255

Total Exchange-Traded Funds (cost—$7,492,165)		6,940,340

Schedule of Investments

AllianzGI NFJ Small-Cap Value Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—1.3%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $11,456,111; collateralized by U.S. Treasury Notes, 2.375%, due 5/15/27, valued at $11,688,136 including accrued interest (cost—$11,456,000)	$11,456	$11,456,000

Total Investments (cost—$783,666,791)—100.0%		866,741,718

Other assets less liabilities—0.0%		369,366

Net Assets—100.0%		$867,111,084

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—97.8%

Aerospace & Defense—1.7%
Axon Enterprise, Inc. (c)	5,396	$306,385
BWX Technologies, Inc.	4,170	238,566
HEICO Corp.	1,435	179,203
Kratos Defense & Security Solutions, Inc. (c)	23,031	428,261
Moog, Inc., Class A	9,450	766,584

		1,918,999

Auto Components—0.8%
Dana, Inc.	41,935	605,541
Fox Factory Holding Corp. (c)	3,071	191,139
Stoneridge, Inc. (c)	4,505	139,520

		936,200

Banks—1.8%
BankFinancial Corp.	6,610	78,659
Berkshire Hills Bancorp, Inc.	24,615	720,973
Carolina Financial Corp.	1,346	47,837
First Financial Bankshares, Inc.	12,955	431,790
First Foundation, Inc.	3,350	51,171
HarborOne Bancorp, Inc. (c)	6,856	69,005
IBERIABANK Corp.	2,805	211,890
Preferred Bank	923	48,347
Simmons First National Corp., Class A	13,800	343,620
Southern National Bancorp of Virginia, Inc.	5,525	85,030

		2,088,322

Beverages—1.0%
Boston Beer Co., Inc., Class A (c)	3,000	1,092,240
MGP Ingredients, Inc.	1,053	52,313
Primo Water Corp. (c)	3,464	42,538

		1,187,091

Biotechnology—4.2%
Albireo Pharma, Inc. (c)	552	11,040
Amicus Therapeutics, Inc. (c)	5,893	47,262
Arena Pharmaceuticals, Inc. (c)	1,755	80,326
ArQule, Inc. (c)	3,779	27,096
Arrowhead Pharmaceuticals, Inc. (c)	2,813	79,270
Audentes Therapeutics, Inc. (c)	2,923	82,107
BioCryst Pharmaceuticals, Inc. (c)	3,642	10,434
BioSpecifics Technologies Corp. (c)	742	39,712
Blueprint Medicines Corp. (c)	1,669	122,622
Corbus Pharmaceuticals Holdings, Inc. (c)	1,864	9,078
CRISPR Therapeutics AG (c)	3,117	127,766
Dicerna Pharmaceuticals, Inc. (c)	2,166	31,104
Fate Therapeutics, Inc. (c)	1,908	29,631
Genomic Health, Inc. (c)	8,260	560,193
Global Blood Therapeutics, Inc. (c)	1,254	60,844
Homology Medicines, Inc. (c)	1,113	20,145
Intellia Therapeutics, Inc. (c)	7,772	103,756
Invitae Corp. (c)	16,999	327,571
Iovance Biotherapeutics, Inc. (c)	3,934	71,599

	Shares	Value^

Kindred Biosciences, Inc. (c)	3,541	$24,256
Kura Oncology, Inc. (c)	1,821	27,625
Natera, Inc. (c)	12,030	394,584
Progenics Pharmaceuticals, Inc. (c)	3,584	18,117
PTC Therapeutics, Inc. (c)	20,126	680,661
Ra Pharmaceuticals, Inc. (c)	1,362	32,211
REGENXBIO, Inc. (c)	2,998	106,729
Repligen Corp. (c)	10,500	805,245
Stemline Therapeutics, Inc. (c)	1,723	17,936
Twist Bioscience Corp. (c)	6,010	143,519
uniQure NV (c)	1,578	62,110
Vanda Pharmaceuticals, Inc. (c)	1,943	25,803
Veracyte, Inc. (c)	13,657	327,768
Vericel Corp. (c)	16,545	250,491
Viking Therapeutics, Inc. (c)	3,029	20,840
Voyager Therapeutics, Inc. (c)	1,357	23,354
ZIOPHARM Oncology, Inc. (c)	6,914	29,592

		4,832,397

Building Products—0.7%
PGT Innovations, Inc. (c)	2,548	44,004
Simpson Manufacturing Co., Inc.	6,053	419,897
Trex Co., Inc. (c)	4,121	374,722

		838,623

Capital Markets—1.4%
Artisan Partners Asset Management, Inc., Class A	27,785	784,648
Barings BDC, Inc.	15,990	162,299
BlackRock TCP Capital Corp.	5,545	75,162
Golub Capital BDC, Inc.	17,920	337,613
Hercules Capital, Inc.	6,180	82,627
Main Street Capital Corp.	2,228	96,272

		1,538,621

Chemicals—0.7%
American Vanguard Corp.	2,050	32,185
Balchem Corp.	715	70,921
Ingevity Corp. (c)	2,462	208,876
PolyOne Corp.	6,454	210,723
Westlake Chemical Partners L.P.	9,810	227,984

		750,689

Commercial Services & Supplies—3.3%
Brink’s Co.	4,673	387,625
Herman Miller, Inc.	22,320	1,028,729
MSA Safety, Inc.	5,980	652,478
Tetra Tech, Inc.	19,939	1,729,908

		3,798,740

Communications Equipment—0.2%
EchoStar Corp., Class A (c)	2,485	98,456
InterDigital, Inc.	1,395	73,195
NetScout Systems, Inc. (c)	2,850	65,721

		237,372

Construction & Engineering—0.7%
Construction Partners, Inc., Class A (c)	2,371	36,940

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

EMCOR Group, Inc.	7,320	$630,398
NV5 Global, Inc. (c)	1,348	92,028
Sterling Construction Co., Inc. (c)	4,186	55,046

		814,412

Construction Materials—0.0%
U.S. Concrete, Inc. (c)	996	55,059

Containers & Packaging—0.1%
Silgan Holdings, Inc.	4,340	130,352

Diversified Consumer Services—1.9%
Adtalem Global Education, Inc. (c)	2,505	95,415
Bright Horizons Family Solutions, Inc. (c)	3,540	539,850
Carriage Services, Inc.	6,191	126,544
Chegg, Inc. (c)	8,263	247,477
Graham Holdings Co., Class B	225	149,276
Grand Canyon Education, Inc. (c)	995	97,709
OneSpaWorld Holdings Ltd. (c)	7,400	114,922
Strategic Education, Inc.	6,178	839,467

		2,210,660

Diversified Financial Services—0.3%
Compass Diversified Holdings	16,920	333,493

Diversified Telecommunication Services—0.4%
Bandwidth, Inc., Class A (c)	2,740	178,401
Vonage Holdings Corp. (c)	22,653	255,979

		434,380

Electric Utilities—3.0%
ALLETE, Inc.	3,500	305,935
El Paso Electric Co.	4,400	295,152
Hawaiian Electric Industries, Inc.	13,750	627,137
IDACORP, Inc.	1,995	224,777
Otter Tail Corp.	1,630	87,613
PNM Resources, Inc.	3,550	184,884
Portland General Electric Co.	29,805	1,680,108

		3,405,606

Electrical Equipment—0.8%
Atkore International Group, Inc. (c)	31,340	951,169

Electronic Equipment, Instruments & Components—3.4%
Fabrinet (c)	12,490	653,227
Methode Electronics, Inc.	26,275	883,891
Napco Security Technologies, Inc. (c)	11,446	292,102
Novanta, Inc. (c)	2,800	228,816
Sanmina Corp. (c)	25,070	804,998
SYNNEX Corp.	8,565	966,988

		3,830,022

Energy Equipment & Services—0.1%
DMC Global, Inc.	1,022	44,948
USA Compression Partners L.P.	4,300	74,261

		119,209

	Shares	Value^

Entertainment—1.1%
Liberty Media Corp-Liberty Braves, Class A (c)	5,880	$163,640
Liberty Media Corp-Liberty Braves, Class C (c)	5,760	159,840
Madison Square Garden Co., Class A (c)	670	176,558

Reading International, Inc., Class A (c)	8,625	103,155
Rosetta Stone, Inc. (c)	18,005	313,287
Zynga, Inc., Class A (c)	58,875	342,653

		1,259,133

Equity Real Estate Investment Trusts (REITs)—4.6%
CareTrust REIT, Inc.	37,400	879,087
Chatham Lodging Trust	13,860	251,559
CoreCivic, Inc.	39,940	690,163
Equity Commonwealth	14,350	491,488
Industrial Logistics Properties Trust	38,340	814,725
Mack-Cali Realty Corp.	34,685	751,277
Outfront Media, Inc.	34,250	951,465
Ryman Hospitality Properties, Inc.	4,415	361,191
Winthrop Realty Trust (a)(b)(c)	12,960	2,203

		5,193,158

Food & Staples Retailing—1.5%
Casey’s General Stores, Inc.	765	123,287
Ingles Markets, Inc., Class A	2,515	97,733
Performance Food Group Co. (c)	10,355	476,434
PriceSmart, Inc.	12,310	875,241
Weis Markets, Inc.	2,520	96,113

		1,668,808

Food Products—2.6%
Cal-Maine Foods, Inc.	1,845	73,717
Flowers Foods, Inc.	10,345	239,280
Freshpet, Inc. (c)	5,911	294,190
J&J Snack Foods Corp.	2,295	440,640
John B Sanfilippo & Son, Inc.	1,718	165,959
Lancaster Colony Corp.	2,230	309,190
Sanderson Farms, Inc.	5,595	846,691
Simply Good Foods Co. (c)	10,363	300,423
Tootsie Roll Industries, Inc.	7,300	271,122

		2,941,212

Gas Utilities—1.7%
Northwest Natural Holding Co.	1,055	75,263
ONE Gas, Inc.	9,965	957,736
Southwest Gas Holdings, Inc.	9,695	882,633
Suburban Propane Partners L.P.	3,260	77,034

		1,992,666

Healthcare Equipment & Supplies—4.9%
Antares Pharma, Inc. (c)	13,484	45,104
Axogen, Inc. (c)	2,422	30,227
BioLife Solutions, Inc. (c)	3,133	52,086
Cerus Corp. (c)	8,001	41,245
CONMED Corp.	9,540	917,271
CryoLife, Inc. (c)	2,514	68,255
CryoPort, Inc. (c)	19,517	319,201

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

CytoSorbents Corp. (c)	4,395	$22,107
Globus Medical, Inc., Class A (c)	8,520	435,542
Haemonetics Corp. (c)	8,779	1,107,383
Hill-Rom Holdings, Inc.	2,200	231,506
Masimo Corp. (c)	5,010	745,438
Merit Medical Systems, Inc. (c)	5,431	165,428
Mesa Laboratories, Inc.	266	63,247
Novocure Ltd. (c)	2,757	206,168
OrthoPediatrics Corp. (c)	1,935	68,228
RTI Surgical Holdings, Inc. (c)	82,950	236,408
STAAR Surgical Co. (c)	4,873	125,626
Surmodics, Inc. (c)	1,352	61,841
Tactile Systems Technology, Inc. (c)	1,529	64,707
Tandem Diabetes Care, Inc. (c)	3,286	193,808
Utah Medical Products, Inc.	2,795	267,873
ViewRay, Inc. (c)	6,421	18,621
West Pharmaceutical Services, Inc.	800	113,456

		5,600,776

Healthcare Providers & Services—2.7%
Addus HomeCare Corp. (c)	5,789	458,952
Amedisys, Inc. (c)	4,785	626,883
BioTelemetry, Inc. (c)	1,444	58,814
Catasys, Inc. (c)	3,064	48,289
Chemed Corp.	195	81,426
Encompass Health Corp.	1,245	78,784
HealthEquity, Inc. (c)	2,865	163,720
Joint Corp. (c)	3,535	65,786
LHC Group, Inc. (c)	3,514	399,050
National HealthCare Corp.	910	74,484
Premier, Inc., Class A (c)	3,510	101,509
R1 RCM, Inc. (c)	97,951	874,702
RadNet, Inc. (c)	3,829	54,985

		3,087,384

Healthcare Technology—1.0%
Omnicell, Inc. (c)	4,359	315,025
Tabula Rasa HealthCare, Inc. (c)	5,416	297,555
Teladoc Health, Inc. (c)	6,256	423,656
Vocera Communications, Inc. (c)	2,691	66,333

		1,102,569

Hotels, Restaurants & Leisure—2.2%
Carrols Restaurant Group, Inc. (c)	4,768	39,527
Cedar Fair L.P.	1,645	96,002
Century Casinos, Inc. (c)	5,316	41,093
Choice Hotels International, Inc.	1,950	173,472
Churchill Downs, Inc.	3,667	452,709
Cracker Barrel Old Country Store, Inc.	520	84,578
Denny’s Corp. (c)	3,525	80,247
Eldorado Resorts, Inc. (c)	9,029	359,986
Hyatt Hotels Corp., Class A	8,950	659,347
International Speedway Corp., Class A	2,245	101,047
Jack in the Box, Inc.	1,140	103,877
Kura Sushi USA, Inc., Class A (c)	2,334	45,793
Lindblad Expeditions Holdings, Inc. (c)	13,834	231,858

		2,469,536

	Shares	Value^

Household Durables—2.9%
KB Home	28,600	$972,400
Lennar Corp., Class B	14,285	633,825
LGI Homes, Inc. (c)	846	70,489
MDC Holdings, Inc.	5,401	232,783
Skyline Champion Corp. (c)	9,906	298,072
Taylor Morrison Home Corp., Class A (c)	40,275	1,044,733

		3,252,302

Household Products—0.4%
Central Garden & Pet Co. (c)	2,855	83,452
Central Garden & Pet Co., Class A (c)	2,900	80,403
WD-40 Co.	1,525	279,898

		443,753

Independent Power Producers & Energy Traders—0.6%
Ormat Technologies, Inc.	3,895	289,360
TerraForm Power, Inc., Class A	19,560	356,481

		645,841

Insurance—2.6%
American Equity Investment Life Holding Co.	10,300	249,260
American National Insurance Co.	1,475	182,502
AMERISAFE, Inc.	3,620	239,318
Argo Group International Holdings Ltd.	1,772	124,465
Donegal Group, Inc., Class A	7,175	105,185
eHealth, Inc. (c)	4,591	306,633
Employers Holdings, Inc.	1,810	78,880
Enstar Group Ltd. (c)	580	110,154
Investors Title Co.	460	73,646
Kemper Corp.	5,725	446,264
National Western Life Group, Inc., Class A	390	104,664
NI Holdings, Inc. (c)	4,610	79,015
Palomar Holdings, Inc. (c)	1,314	51,798
ProAssurance Corp.	3,180	128,059
RLI Corp.	3,215	298,706
Safety Insurance Group, Inc.	1,130	114,503
State Auto Financial Corp.	6,865	222,357

		2,915,409

Interactive Media & Services—0.2%
QuinStreet, Inc. (c)	20,210	254,444

Internet & Direct Marketing Retail—0.2%
Expedia Group, Inc.	1,325	178,093
Rubicon Project, Inc. (c)	7,220	62,886

		240,979

IT Services—3.2%
Brightcove, Inc. (c)	5,950	62,356
Carbonite, Inc. (c)	1,669	25,853
CSG Systems International, Inc.	2,400	124,032
Hackett Group, Inc.	2,921	48,080
LiveRamp Holdings, Inc. (c)	5,602	240,662
ManTech International Corp., Class A	19,065	1,361,431
MAXIMUS, Inc.	13,435	1,037,988

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Paysign, Inc. (c)	2,909	$29,381
Perficient, Inc. (c)	1,405	54,205
Science Applications International Corp.	7,895	689,628

		3,673,616

Leisure Equipment & Products—1.1%
Clarus Corp.	33,230	389,622
Malibu Boats, Inc., Class A (c)	5,800	177,944
MasterCraft Boat Holdings, Inc. (c)	33,220	495,808
YETI Holdings, Inc. (c)	8,224	230,272

		1,293,646

Life Sciences Tools & Services—3.6%
Charles River Laboratories International, Inc. (c)	9,250	1,224,422
Codexis, Inc. (c)	2,386	32,724
Fluidigm Corp. (c)	5,852	27,095
Medpace Holdings, Inc. (c)	11,245	945,030
NanoString Technologies, Inc. (c)	13,497	291,400
NeoGenomics, Inc. (c)	17,913	342,497
PRA Health Sciences, Inc. (c)	9,005	893,566
Quanterix Corp. (c)	14,344	314,994

		4,071,728

Machinery—2.7%
Chart Industries, Inc. (c)	5,937	370,231
Columbus McKinnon Corp.	7,329	266,995
Kadant, Inc.	692	60,751
Kornit Digital Ltd. (c)	16,036	493,588
Mueller Industries, Inc.	26,275	753,567
Park-Ohio Holdings Corp.	9,195	274,563
SPX Corp. (c)	21,760	870,618

		3,090,313

Media—1.5%
Cable One, Inc.	150	188,205
Cardlytics, Inc. (c)	2,375	79,610
DISH Network Corp., Class A (c)	581	19,795
Gray Television, Inc. (c)	21,700	354,144
Liberty Broadband Corp., Class A (c)	2,220	232,034
Loral Space & Communications, Inc. (c)	2,065	85,491
Nexstar Media Group, Inc., Class A	3,539	362,075
Scholastic Corp.	2,930	110,637
TechTarget, Inc. (c)	12,406	279,445

		1,711,436

Metals & Mining—0.1%
Novagold Resources, Inc. (c)	12,325	74,813

Mortgage Real Estate Investment Trusts (REITs)—3.9%
Apollo Commercial Real Estate Finance, Inc.	24,515	469,952
ARMOUR Residential REIT, Inc.	5,610	93,967
Blackstone Mortgage Trust, Inc., Class A	15,485	555,137
Capstead Mortgage Corp.	32,115	236,045
Chimera Investment Corp.	7,810	152,764
Ellington Financial, Inc.	8,695	157,119
Exantas Capital Corp.	22,915	260,544

	Shares	Value^

Granite Point Mortgage Trust, Inc.	25,110	$470,561
Invesco Mortgage Capital, Inc.	5,590	85,583
MFA Financial, Inc.	92,950	684,112
Ready Capital Corp.	36,465	580,523
Redwood Trust, Inc.	4,885	80,163
TPG RE Finance Trust, Inc.	29,600	587,264

		4,413,734

Multi-Line Retail—0.1%
Ollie’s Bargain Outlet Holdings, Inc. (c)	2,386	139,915

Multi-Utilities—1.2%
Avista Corp.	2,040	98,817
Black Hills Corp.	8,015	614,991
NorthWestern Corp.	6,140	460,807
Unitil Corp.	3,820	242,341

		1,416,956

Oil, Gas & Consumable Fuels—1.8%
Alliance Resource Partners L.P.	5,185	83,012
Black Stone Minerals L.P.	7,870	112,069
Crestwood Equity Partners L.P.	2,130	77,766
Dorchester Minerals L.P.	4,000	74,600
Enviva Partners L.P.	5,170	165,182
Evolution Petroleum Corp.	4,029	23,529
Global Partners L.P.	4,000	78,440
Holly Energy Partners L.P.	3,055	77,200
NuStar Energy L.P.	3,665	103,793
Oasis Midstream Partners L.P.	17,970	286,981
Par Pacific Holdings, Inc. (c)	4,735	108,242
PBF Logistics L.P.	7,405	156,616
Penn Virginia Corp. (c)	832	24,186
Plains GP Holdings L.P., Class A (c)	10,605	225,144
Ship Finance International Ltd.	9,835	138,083
Sunoco L.P.	4,645	146,085
TC Pipelines L.P.	3,085	125,467

		2,006,395

Paper & Forest Products—0.2%
Mercer International, Inc.	18,630	233,620

Personal Products—0.3%
Inter Parfums, Inc.	1,230	86,063
Medifast, Inc.	2,012	208,504
USANA Health Sciences, Inc. (c)	1,215	83,094

		377,661

Pharmaceuticals—1.0%
Amphastar Pharmaceuticals, Inc. (c)	2,302	45,649
ANI Pharmaceuticals, Inc. (c)	853	62,166
Axsome Therapeutics, Inc. (c)	1,097	22,203
Cara Therapeutics, Inc. (c)	1,424	26,031
Catalent, Inc. (c)	11,535	549,758
Cymabay Therapeutics, Inc. (c)	2,368	12,124
Horizon Therapeutics PLC (c)	14,138	384,978
Omeros Corp. (c)	1,421	23,205

		1,126,114

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

Professional Services—3.2%
ASGN, Inc. (c)	12,850	$807,751
CRA International, Inc.	850	35,674
Franklin Covey Co. (c)	943	33,005
FTI Consulting, Inc. (c)	8,635	915,224
Heidrick & Struggles International, Inc.	24,930	680,589
Insperity, Inc.	3,358	331,166
Kforce, Inc.	1,860	70,373
TriNet Group, Inc. (c)	11,800	733,842

		3,607,624

Real Estate Management & Development—0.4%
Jones Lang LaSalle, Inc.	3,084	428,861

Road & Rail—0.3%
Saia, Inc. (c)	3,523	330,105

Semiconductors & Semiconductor Equipment—1.8%
Adesto Technologies Corp. (c)	4,658	39,872
Ambarella, Inc. (c)	3,633	228,280
Axcelis Technologies, Inc. (c)	1,990	34,009
DSP Group, Inc. (c)	5,065	71,341
FormFactor, Inc. (c)	3,520	65,630
Ichor Holdings Ltd. (c)	2,049	49,545
Inphi Corp. (c)	3,393	207,143
MKS Instruments, Inc.	3,097	285,791
Power Integrations, Inc.	8,900	804,827
Semtech Corp. (c)	4,836	235,078

		2,021,516

Software—5.7%
ACI Worldwide, Inc. (c)	9,580	300,094
Agilysys, Inc. (c)	1,728	44,254
Alteryx, Inc., Class A (c)	1,882	202,183
Aspen Technology, Inc. (c)	5,105	628,323
Blackline, Inc. (c)	3,396	162,363
Digital Turbine, Inc. (c)	41,955	270,400
Everbridge, Inc. (c)	3,269	201,730
Five9, Inc. (c)	6,516	350,170
LivePerson, Inc. (c)	10,031	358,107
MobileIron, Inc. (c)	9,753	63,833
Model N, Inc. (c)	39,258	1,089,802
Pluralsight, Inc., Class A (c)	7,723	129,708
PROS Holdings, Inc. (c)	996	59,362
Rapid7, Inc. (c)	6,407	290,814
RealPage, Inc. (c)	4,833	303,802
Sapiens International Corp. NV	2,644	51,928
SPS Commerce, Inc. (c)	18,140	853,850
SVMK, Inc. (c)	13,560	231,876
Upland Software, Inc. (c)	2,148	74,879
Verint Systems, Inc. (c)	8,840	378,175
Yext, Inc. (c)	9,737	154,721
Zix Corp. (c)	32,991	238,855

		6,439,229

	Shares	Value^

Specialty Retail—1.7%
Boot Barn Holdings, Inc. (c)	11,345	$395,941
Cato Corp., Class A	14,740	259,571
Group 1 Automotive, Inc.	9,000	830,790
Murphy USA, Inc. (c)	1,105	94,257
Williams-Sonoma, Inc.	4,845	329,363

		1,909,922

Textiles, Apparel & Luxury Goods—1.3%
Columbia Sportswear Co.	3,045	295,030
Crocs, Inc. (c)	28,850	800,876
Deckers Outdoor Corp. (c)	2,430	358,085

		1,453,991

Thrifts & Mortgage Finance—5.2%
America First Multifamily Investors L.P.	24,600	201,228
Capitol Federal Financial, Inc.	34,725	478,510
ESSA Bancorp, Inc.	5,485	90,064
Essent Group Ltd.	21,068	1,004,312
First Defiance Financial Corp.	2,020	58,509
Flagstar Bancorp, Inc.	2,475	92,441
Kearny Financial Corp.	20,470	266,929
LendingTree, Inc. (c)	1,097	340,542
Meridian Bancorp, Inc.	8,801	165,019
MGIC Investment Corp.	73,155	920,290
Northwest Bancshares, Inc.	5,655	92,685
OceanFirst Financial Corp.	2,975	70,210
Oritani Financial Corp.	15,265	270,114
PCSB Financial Corp.	8,940	178,711
Radian Group, Inc.	48,230	1,101,573
Territorial Bancorp, Inc.	4,880	139,470
Waterstone Financial, Inc.	23,420	402,356

		5,872,963

Tobacco—0.3%
Turning Point Brands, Inc.	7,515	173,296
Universal Corp.	2,770	151,824

		325,120

Trading Companies & Distributors—0.3%
Rush Enterprises, Inc., Class B	7,655	305,664

Water Utilities—1.2%
American States Water Co.	8,410	755,722
California Water Service Group	3,445	182,344
SJW Group	6,800	464,372

		1,402,438

Wireless Telecommunication Services—0.0%
Boingo Wireless, Inc. (c)	3,998	44,378

Total Common Stock (cost—$98,409,709)		111,251,144

Schedule of Investments

AllianzGI Small-Cap Fund

September 30, 2019 (unaudited) (continued)

	Principal Amount (000s)	Value^

Repurchase Agreements—4.0%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $4,606,045; collateralized by U.S. Treasury Notes, 2.375%, due 5/15/27, valued at $4,698,641 including accrued interest (cost—$4,606,000)	$4,606	$4,606,000

Total Investments (cost—$103,015,709)—101.8%		$115,857,144

Liabilities in excess of other assets—(1.8)%		(2,020,183)

Net Assets—100.0%		$113,836,961

Notes to Schedule of Investments:

(a)	Fair-Valued—Security with a value of $2,203, representing less than 0.05% of net assets.
(b)	Level 3 security.
(c)	Non-income producing.

Glossary:

REIT—Real Estate Investment Trust

Schedule of Investments

AllianzGI Technology Fund

September 30, 2019 (unaudited)

	Shares	Value^

COMMON STOCK—92.0%

Communications Equipment—0.0%
Arista Networks, Inc. (d)	100	$23,892
Cisco Systems, Inc.	100	4,941
Juniper Networks, Inc.	95	2,351
Lumentum Holdings, Inc. (d)	95	5,088
Motorola Solutions, Inc.	2,045	348,489
Nokia Oyj ADR	95	481

		385,242

Diversified Consumer Services—0.0%
New Oriental Education & Technology Group, Inc. ADR (d)	95	10,522

Diversified Telecommunication Services—0.0%
AT&T, Inc.	95	3,595
Verizon Communications, Inc.	95	5,734

		9,329

Electrical Equipment—0.1%
Bloom Energy Corp., Class A (d)	228,840	743,730
Nidec Corp.	100	13,542

		757,272

Electronic Equipment, Instruments & Components—0.0%
CDW Corp.	95	11,708
Cognex Corp.	100	4,913
IPG Photonics Corp. (d)	95	12,882
Murata Manufacturing Co., Ltd.	300	14,540
Samsung Electro-Mechanics Co., Ltd.	165	14,198
Samsung SDI Co., Ltd.	950	176,861

		235,102

Entertainment—2.1%
Activision Blizzard, Inc.	165,095	8,736,828
Electronic Arts, Inc. (d)	37,915	3,708,845
Netflix, Inc. (d)	100	26,762
Nintendo Co., Ltd.	100	37,250
Take-Two Interactive Software, Inc. (d)	152,045	19,057,320

		31,567,005

Healthcare Technology—0.2%
Veeva Systems, Inc., Class A (d)	21,270	3,247,716

Household Durables—1.1%
Garmin Ltd.	95	8,045
Roku, Inc. (d)	157,360	16,012,954

		16,020,999

Industrial Conglomerates—0.5%
Roper Technologies, Inc.	21,340	7,609,844

Interactive Media & Services—10.3%
58.com, Inc. ADR (d)	95	4,684
Alphabet, Inc., Class A (c)(d)	15,525	18,958,199
Alphabet, Inc., Class C (d)	26,905	32,797,195
Baidu, Inc. ADR (d)	95	9,762
Facebook, Inc., Class A (c)(d)	411,760	73,326,221
NAVER Corp.	475	62,303

	Shares	Value^

Snap, Inc., Class A (d)	1,646,285	$26,011,303
Tencent Holdings Ltd.	100	4,183
TripAdvisor, Inc. (d)	95	3,675
Twitter, Inc. (d)	95	3,914
Weibo Corp. ADR (d)	20	895
Yandex NV, Class A (d)	95	3,326
Yelp, Inc. (d)	95	3,301
Zillow Group, Inc., Class A (d)	95	2,807

		151,191,768

Internet & Direct Marketing Retail—3.7%
Alibaba Group Holding Ltd. ADR (d)	100	16,723
Amazon.com, Inc. (d)	31,350	54,420,778
Ctrip.com International Ltd. ADR (d)	95	2,783
eBay, Inc.	95	3,703
Expedia Group, Inc.	95	12,769
GrubHub, Inc. (d)	95	5,340
JD.com, Inc. ADR (d)	95	2,680

		54,464,776

IT Services—21.0%
Accenture PLC, Class A	95	18,273
Adyen NV (a)(d)	95	62,474
Akamai Technologies, Inc. (d)	279,370	25,528,831
Amadeus IT Group S.A.	95	6,807
Automatic Data Processing, Inc.	95	15,335
DXC Technology Co.	92,845	2,738,927
Fidelity National Information Services, Inc.	195,028	25,891,917
Fiserv, Inc. (d)	198,120	20,523,251
Global Payments, Inc.	144,729	23,011,911
GoDaddy, Inc., Class A (d)	95	6,268
Mastercard, Inc., Class A	182,745	49,628,060
MongoDB, Inc. (d)	211,660	25,500,797
Okta, Inc. (d)	507,110	49,930,050
PayPal Holdings, Inc. (d)	162,235	16,805,924
Perspecta, Inc.	2,645	69,087
Sabre Corp.	95	2,127
Shopify, Inc., Class A (d)	100	31,166
Square, Inc., Class A (c)(d)	100	6,195
Tata Consultancy Services Ltd.	2,000	59,180
Twilio, Inc., Class A (d)	415,460	45,683,982
Visa, Inc., Class A	139,585	24,010,016

		309,530,578

Media—0.0%
Comcast Corp., Class A	95	4,283

Professional Services—0.0%
Verisk Analytics, Inc.	95	15,023

Road & Rail—0.0%
Lyft, Inc., Class A (d)	100	4,084

Semiconductors & Semiconductor Equipment—18.4%
Advanced Micro Devices, Inc. (d)	1,571,385	45,554,451

Schedule of Investments

AllianzGI Technology Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

ams AG (d)	95	$4,239
Analog Devices, Inc.	115,170	12,867,944
Applied Materials, Inc.	100	4,990
ASML Holding NV	1,260	313,009
Broadcom, Inc.	35,365	9,763,216
Cree, Inc. (d)	404,345	19,812,905
Cypress Semiconductor Corp.	100	2,334
Infineon Technologies AG	95	1,707
Intel Corp.	100	5,153
KLA Corp.	117,600	18,751,320
Lam Research Corp.	51,585	11,921,809
Maxim Integrated Products, Inc.	95	5,501
MediaTek, Inc.	1,000	11,898
Microchip Technology, Inc.	205,887	19,128,961
Micron Technology, Inc. (c)(d)	576,515	24,703,668
NVIDIA Corp.	54,525	9,491,167
ON Semiconductor Corp. (d)	694,310	13,337,695
QUALCOMM, Inc.	233,115	17,782,012
SK Hynix, Inc.	2,320	159,338
Skyworks Solutions, Inc.	100	7,925
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	396,255	18,417,932
Teradyne, Inc.	578,200	33,483,562
Texas Instruments, Inc.	76,020	9,824,825
Tokyo Electron Ltd.	800	153,699
Universal Display Corp.	95	15,951
Xilinx, Inc.	57,345	5,499,386

		271,026,597

Software—31.6%
Adobe, Inc. (d)	100	27,625
Alteryx, Inc., Class A (d)	342,075	36,749,117
Aspen Technology, Inc. (d)	6,790	835,713
Atlassian Corp. PLC, Class A (d)	145,855	18,296,051
Box, Inc., Class A (d)	95	1,573
Cadence Design Systems, Inc. (d)	4,450	294,056
Cornerstone OnDemand, Inc. (d)	95	5,208
Coupa Software, Inc. (d)	95	12,309
Crowdstrike Holdings, Inc. (d)	225	13,120
Datadog, Inc., Class A (d)	3,705	125,637
DocuSign, Inc. (d)	95	5,882
Dropbox, Inc., Class A (d)	95	1,916
Dynatrace, Inc. (d)	29,925	558,700
Elastic NV (d)	156,849	12,914,947
ForeScout Technologies, Inc. (d)	115,235	4,369,711
Fortinet, Inc. (d)	157,140	12,062,066
HubSpot, Inc. (d)	100	15,161
Intuit, Inc.	95	25,264
Microsoft Corp. (c)	1,021,876	142,071,420
Nutanix, Inc., Class A (d)	100	2,625
Oracle Corp.	95	5,228
Palo Alto Networks, Inc. (d)	60,870	12,407,132
Paycom Software, Inc. (d)	404,054	84,645,272
Proofpoint, Inc. (d)	176,490	22,776,035
Rapid7, Inc. (d)	221,795	10,067,275
RealPage, Inc. (d)	100	6,286

	Shares	Value^

RingCentral, Inc., Class A (d)	308,110	$38,717,103
Salesforce.com, Inc. (d)	56,816	8,433,767
SAP SE ADR	95	11,198
ServiceNow, Inc. (d)	111,840	28,390,584
Sophos Group PLC (a)	95	468
Splunk, Inc. (d)	95	11,197
Synopsys, Inc. (d)	2,440	334,890
Temenos AG (d)	3,300	552,585
VMware, Inc., Class A	95	14,256
Workday, Inc., Class A (d)	63,890	10,858,744
Zendesk, Inc. (d)	100	7,288
Zscaler, Inc. (d)	396,265	18,727,484
Zuora, Inc., Class A (d)	95	1,430

		464,356,323

Technology Hardware, Storage & Peripherals—3.0%
Apple, Inc. (c)	77,245	17,300,563
Catcher Technology Co., Ltd.	1,000	7,570
Dell Technologies, Inc., Class C (d)	175	9,076
Hewlett Packard Enterprise Co.	95	1,441
HP, Inc.	95	1,797
NetApp, Inc. (c)	200,175	10,511,189
Pure Storage, Inc., Class A (d)	959,365	16,251,643
Samsung Electronics Co., Ltd.	950	38,897
Western Digital Corp.	95	5,666

		44,127,842

Wireless Telecommunication Services—0.0%
T-Mobile U.S., Inc. (d)	95	7,483

Total Common Stock (cost—$966,977,914)		1,354,571,788

EXCHANGE-TRADED FUNDS—0.0%
iShares FTSE A50 China Index, FTSE (cost—$1,524)	1,000	1,858

	Principal Amount (000s)

Repurchase Agreements—7.8%
State Street Bank and Trust Co., dated 9/30/19, 0.35%, due 10/1/19, proceeds $114,561,114; collateralized by U.S. Treasury Notes, 1.50%—2.625%, due 1/31/26—8/15/26, valued at $116,853,412 including accrued interest (cost—$114,560,000)	$114,560	114,560,000

Total Investments, before options written and securities sold short (cost—$1,081,539,438)—99.8%		1,469,133,646

Schedule of Investments

AllianzGI Technology Fund

September 30, 2019 (unaudited) (continued)

	Shares	Value^

SECURITIES SOLD SHORT—(0.0)%

Common Stock—(0.0)%

IT Services—(0.0)%
International Business Machines Corp. (proceeds received—$162)	1	$(145)

Total Options Written—(0.0)% (premiums received—$641,508) (d)(e)(f)		(7,940)

Total Investments, net of options written and securities sold short (cost—$1,080,897,768) (b)—99.8%		1,469,125,561

Other assets less liabilities—0.2%		2,238,723

Net Assets—100.0%		$1,471,364,284

Notes to Schedule of Investments:

(a)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Securities with an aggregate value of $62,942, representing less than 0.05% of net assets.

(b)	Securities (net of security sold short) with an aggregate value of $1,324,417, representing 0.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(c)	All or partial amount segregated for the benefit of the counterparty as collateral for security sold short and option written.
(d)	Non-income producing.
(e)	Exchange traded-Chicago Board Options Exchange.
(f)	Exchange traded option contracts outstanding at September 30, 2019:

Options written contracts outstanding at September 30, 2019:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Received	Unrealized Appreciation
Call options:
Cyberark Software Ltd.	150.00 USD	10/18/19	(794)	$(79,400)	$(7,940)	$(641,508)	$633,568

Glossary:

ADR—American Depositary Receipt

FTSE—Financial Times Stock Exchange

^

Portfolio securities and other financial instruments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Investments in mutual funds are valued at the net asset value (“NAV”) as reported on each business day, and, under normal circumstances, ETFs are valued at their current market trading price. The Funds’ investments are valued daily using prices supplied by an independent pricing service or broker/dealer quotations, or by using the last sale or settlement price on the exchange that is the primary market for such securities, or the mean between the last bid and ask quotations. The market value for NASDAQ Global Market and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) of each Fund of the Allianz Funds (the “Trust”) has adopted procedures for valuing portfolio securities and other financial derivatives instruments in circumstances where market quotes are not readily available (including in cases where available market quotations are deemed to be unreliable), and has delegated primary responsibility for applying the valuation methods to the investment adviser, Allianz Global Investors U.S. LLC (the “Investment Adviser”). The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Funds’ valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Investment Adviser monitors the continued appropriateness of methods applied and identifies circumstances and events that may require fair valuation. The Investment Adviser determines if adjustments should be made in light of market changes, events affecting the issuer or other factors. If the Investment Adviser determines that a valuation method may no longer be appropriate, another valuation method previously approved by the Valuation Committee may be selected, or the Trust’s Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term debt investments having a remaining maturity of 60 days or less are valued at amortized cost unless the Board or its Valuation Committee determines that particular circumstances dictate otherwise.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of each share class of a Fund may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV of a Fund’s shares may change on days when an investor is not able to purchase or redeem or exchanges shares.

The prices used by the Funds to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The NAV of each share class of a Fund is normally determined as of the close of regular trading (normally, 4:00 p.m., Eastern Time) on the NYSE on each day the NYSE is open for business. In unusual circumstances, the Board or the Valuation Committee may in good faith determine the NAV as of 4:00 p.m., Eastern Time, notwithstanding an earlier, unscheduled close or halt of trading on the NYSE.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the NAV of each share class of a Fund is calculated. With respect to certain foreign securities, the Funds fair-value securities using modeling tools provided by third-party vendors, where appropriate. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine the NAV of each share class of a Fund may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3—valuations based on significant unobservable inputs (including the Investment Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Funds to measure fair value during the three months ended September 30, 2019 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities within Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds’ valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds’ valuation procedures are designed to value a security at the price the Funds may reasonably expect to receive upon the security’s sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Funds would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available.

Equity Securities (Common and Preferred Stock and Warrants)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services based on various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Option Contracts—Option contracts traded over-the-counter (“OTC”) and FLexible EXchange (“FLEX”) options are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC and FLEX option contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2019 in valuing each Fund’s assets and liabilities is listed below (refer to the Schedules of Investments and notes to Schedules of Investments for more detailed information on investments in securities and other financial instruments):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/19
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Brazil	$20,882,246	—	—	$20,882,246
China	18,873,661	$90,725,652	—	109,599,313
India	13,786,185	13,921,034	—	27,707,219
Mexico	6,122,680	—	—	6,122,680
Russian Federation	27,973,203	—	$1,638,483	29,611,686
South Africa	3,617,460	6,184,553	—	9,802,013
Thailand	—	—	18,170,823	18,170,823
United States	3,796,170	—	—	3,796,170
All Other	—	95,218,403	—	95,218,403
Preferred Stock	9,576,351	—	—	9,576,351
Exchange-Traded Funds	2,603,419	—	—	2,603,419
Repurchase Agreements	—	2,864,000	—	2,864,000

Totals	$107,231,375	$208,913,642	$19,809,306	$335,954,323

AllianzGI Focused Growth:
Investments in Securities—Assets
Common Stock	$977,768,263	—	—	$977,768,263
Repurchase Agreements	—	$11,786,000	—	11,786,000

Totals	$977,768,263	$11,786,000	—	$989,554,263

AllianzGI Global Natural Resources:
Investments in Securities—Assets
Common Stock:
Australia	—	$415,518	—	$415,518
Denmark	—	103,463	—	103,463
Finland	—	104,415	—	104,415
France	—	517,045	—	517,045
Germany	—	84,532	—	84,532
Japan	—	189,864	—	189,864
Norway	—	99,541	—	99,541
Spain	—	38,596	—	38,596
United Kingdom	—	1,309,832	—	1,309,832
All Other	$7,057,440	—	—	7,057,440
Exchange-Traded Funds	149,053	—	—	149,053
Repurchase Agreements	—	274,000	—	274,000

Totals	$7,206,493	$3,136,806	—	$10,343,299

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/19
AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	—	$2,413,726	—	$2,413,726
Austria	—	1,804,485	—	1,804,485
China	—	132,241	—	132,241
Denmark	—	2,121,181	—	2,121,181
Finland	—	397,925	—	397,925
France	—	2,112,141	—	2,112,141
Germany	$1,703,111	1,806,016	—	3,509,127
Hong Kong	—	300,229	—	300,229
Indonesia	—	236,010	—	236,010
Italy	—	1,133,884	—	1,133,884
Japan	—	11,952,611	—	11,952,611
Korea (Republic of)	—	98,356	—	98,356
Netherlands	—	1,263,711	—	1,263,711
Norway	—	983,670	—	983,670
Singapore	—	923,407	—	923,407
Sweden	—	665,822	—	665,822
Switzerland	—	2,195,088	—	2,195,088
Taiwan	—	178,911	—	178,911
Thailand	—	—	$192,191	192,191
United Kingdom	680,928	5,808,852	—	6,489,780
All Other	62,139,432	—	—	62,139,432
Preferred Stock	—	408,826	—	408,826
Repurchase Agreements	—	3,616,000	—	3,616,000

Totals	$64,523,471	$40,553,092	$192,191	$105,268,754

AllianzGI Health Sciences:
Investments in Securities—Assets
Common Stock:
Pharmaceuticals	$59,064,285	$3,611,388	—	$62,675,673
All Other	76,397,968	—	—	76,397,968
Warrants	—	—	$101,226	101,226
Rights	—	—	957	957
Repurchase Agreements	—	6,249,000	—	6,249,000

Totals	$135,462,253	$9,860,388	$102,183	$145,424,824

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/19
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	—	—	$300,825	$300,825
Aerospace & Defense	$51,271,321	—	278,061	51,549,382
Apparel & Textiles	—	—	41,811	41,811
Banks	42,753,568	—	7	42,753,575
Commercial Services	—	—	576,798	576,798
Media	23,581,348	—	825,267	24,406,615
Oil, Gas & Consumable Fuels	35,503,157	—	18	35,503,175
Pharmaceuticals	61,684,688	—	2,799,297	64,483,985
All Other	1,291,584,122	—	—	1,291,584,122
Corporate Bonds & Notes:
Commercial Services	—	$74,321,748	476,781	74,798,529
Diversified Financial Services	—	56,622,437	5,292,753	61,915,190
Media	—	141,047,012	8	141,047,020
All Other	—	1,154,693,677	—	1,154,693,677
Convertible Bonds & Notes:
Banks	—	—	9,630,397	9,630,397
Biotechnology	—	91,141,993	2,453,177	93,595,170
All Other	—	1,106,401,471	—	1,106,401,471
Convertible Preferred Stock:
Computers	—	11,719,818	—	11,719,818
Diversified Financial Services	—	3,407,679	—	3,407,679
Electronics	—	13,794,712	—	13,794,712
Equity Real Estate Investment Trusts (REITs)	—	16,157,881	—	16,157,881
Hand/Machine Tools	—	12,741,844	—	12,741,844
Healthcare-Products	24,252,620	21,463,437	—	45,716,057
All Other	108,186,980	—	—	108,186,980
Preferred Stock	—	—	18,297,038	18,297,038
Equity-Linked Security	—	—	135,142	135,142
Warrants	—	—	70,667	70,667
Repurchase Agreements	—	225,411,000	—	225,411,000

	1,638,817,804	2,928,924,709	41,178,047	4,608,920,560

Investments in Securities—Liabilities
Options Written:
Market Price	(634,237)	—	—	(634,237)

Totals	$1,638,183,567	$2,928,924,709	$41,178,047	$4,608,286,323

AllianzGI Mid-Cap:
Investments in Securities—Assets
Common Stock	$313,093,496	—	—	$313,093,496
Repurchase Agreements	—	$6,709,000	—	6,709,000

Totals	$313,093,496	$6,709,000	—	$319,802,496

AllianzGI NFJ Dividend Value:
Investments in Securities—Assets
Common Stock	$1,264,738,770	—	—	$1,264,738,770
Repurchase Agreements	—	$20,550,000	—	20,550,000

Totals	$1,264,738,770	$20,550,000	—	$1,285,288,770

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/19

AllianzGI NFJ International Value:
Investments in Securities—Assets
Common Stock:
Canada	$17,554,497	—	—	$17,554,497
India	1,197,255	—	—	1,197,255
Ireland	1,782,093	$2,831,862	—	4,613,955
Mexico	1,614,673	—	—	1,614,673
Russian Federation	1,577,661	—	—	1,577,661
Taiwan	3,443,052	—	—	3,443,052
United Kingdom	11,171,340	15,498,176	—	26,669,516
United States	4,939,368	—	—	4,939,368
All Other	—	96,816,355	—	96,816,355
Preferred Stock	—	3,156,939	—	3,156,939

Totals	$43,279,939	$118,303,332	—	$161,583,271

AllianzGI NFJ Large-Cap Value:
Investments in Securities—Assets
Common Stock	$343,360,138	—	—	$343,360,138
Repurchase Agreements	—	$2,266,000	—	2,266,000

Totals	$343,360,138	$2,266,000	—	$345,626,138

AllianzGI NFJ Mid-Cap Value:
Investments in Securities—Assets
Common Stock	$1,337,185,722	—	—	$1,337,185,722
Repurchase Agreements	—	$16,561,000	—	16,561,000

Totals	$1,337,185,722	$16,561,000	—	$1,353,746,722

AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock	$848,345,378	—	—	$848,345,378
Exchange-Traded Funds	6,940,340	—	—	6,940,340
Repurchase Agreements	—	$11,456,000	—	11,456,000

Totals	$855,285,718	$11,456,000	—	$866,741,718

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$5,190,955	—	$2,203	$5,193,158
All Other	106,057,986	—	—	106,057,986
Repurchase Agreements	—	$4,606,000	—	4,606,000

Totals	$111,248,941	$4,606,000	$2,203	$115,857,144

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 9/30/19
AllianzGI Technology:
Investments in Securities—Assets
Common Stock:
Electrical Equipment	$743,730	$13,542	—	$757,272
Electronic Equipment, Instruments & Components	29,503	205,599	—	235,102
Entertainment	31,529,755	37,250	—	31,567,005
Interactive Media & Services	151,125,282	66,486	—	151,191,768
IT Services	309,461,297	69,281	—	309,530,578
Semiconductors & Semiconductor Equipment	270,695,716	330,881	—	271,026,597
Software	463,803,270	553,053	—	464,356,323
Technology Hardware, Storage & Peripherals	44,081,375	46,467	—	44,127,842
All Other	81,779,301	—	—	81,779,301
Exchange-Traded Funds	—	1,858	—	1,858
Repurchase Agreements	—	114,560,000	—	114,560,000

	1,353,249,229	115,884,417	—	1,469,133,646

Investments in Securities—Liabilities
Options Written:
Market Price	(7,940)	—	—	(7,940)
Securities Sold Short, at value	(145)	—	—	(145)

	(8,085)	—	—	(8,085)

Totals	$1,353,241,144	$115,884,417	—	$1,469,125,561

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended September 30, 2019, was as follows:

	Beginning Balance 6/30/19	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/19
AllianzGI Emerging Markets Opportunities:
Investments in Securities—Assets
Common Stock:
Russian Federation	$3,377,025	$—		$(1,388,639)	$—	$(356,979)	$7,076	$—	$—	$1,638,483
Thailand	7,596,712	11,653,555		(283,160)	—	11,316	(807,600)	—	—	18,170,823
Preferred Stock	5,739,783	—		(4,246,035)	—	(401,688)	(1,092,060)	—	—	—

Totals	$16,713,520	$11,653,555		$(5,917,834)	$—	$(747,351)	$(1,892,584)	$—	$—	$19,809,306

AllianzGI Global Small-Cap:
Investments in Securities—Assets
Common Stock:
Australia	$46,051	$—		$(44,355)†	$—	$—	$(1,696)	$—	$—	$—
Thailand	257,201	—		(69,174)	—	5,359	(1,195)	—	—	192,191

Totals	$303,252	$—		$(113,529)	$—	$5,359	$(2,891)	$—	$—	$192,191

AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants	184,981	—		—	—	—	(83,755)	—	—	101,226
Rights	$—	$957	†	$—	$—	$—	$—	$—	$—	$957

Totals	$184,981	$957		$—	$—	$—	$(83,755)	$—	$—	$102,183

	Beginning Balance 6/30/19	Purchases		Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3*	Transfers out of Level 3	Ending Balance 9/30/19
AllianzGI Income & Growth:
Investments in Securities—Assets
Common Stock:
Advertising	$266,445	$—		$—	$—	$—	$34,380	$—	$—	$300,825
Aerospace & Defense	272,411	—		—	—	—	5,650	—	—	278,061
Apparel & Textiles	44,930	—		—	—	—	(3,119)	—	—	41,811
Banks	7	—		—	—	—	—	—	—	7
Commercial Services	576,798	—		—	—	—	—	—	—	576,798
Media	1,018,843	—		—	—	—	(193,576)	—	—	825,267
Oil, Gas & Consumable Fuels	18	—		—	—	—	—	—	—	18
Pharmaceuticals	—	2,799,297	†	—	—	—	—	—	—	2,799,297
Corporate Bonds & Notes:
Commercial Services	476,780	1	†	—	—	—	—	—	—	476,781
Diversified Financial Services	3,683,024	560,358	†	—	26,766	—	1,022,605	—	—	5,292,753
Media	8	—		—	—	—	—	—	—	8
Convertible Bonds & Notes:
Banks	17,201,932	—		(7,937,360)	—	(12,641)	378,466	—	—	9,630,397
Biotechnology	—	2,453,177	†	—	—	—	—	—	—	2,453,177
Preferred Stock	18,217,438	—		—	—	—	79,600	—	—	18,297,038
Equity-Linked Security:
Coal	—	—		—	—	—	—	135,142	—	135,142
Warrants:
Advertising	69,799	—		—	—	—	864	—	—	70,663
Media	4	—		—	—	—	—	—	—	4

Totals	$41,828,437	$5,812,833		$(7,937,360)	$26,766	$(12,641)	$1,324,870	$135,142	$—	$41,178,047

The table for AllianzGI Income & Growth includes Level 3 investments that are valued by brokers and pricing services. The inputs for these investments are not readily available or cannot be reasonably estimated.

	Beginning Balance 6/30/19	Purchases	Sales	Accrued Discount (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 9/30/19
AllianzGI NFJ Small-Cap Value:
Investments in Securities—Assets
Common Stock:
Chemicals	$56	$—	$—	$—	$—	$(56)	$—	$—	$—

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock:
Equity Real Estate Investment Trusts (REITs)	$2,074	$—	$—	$—	$—	$129	$—	$—	$2,203

The tables above may include Level 3 investments that are valued by brokers or independent pricing services.

The following tables present additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2019:

	Ending Balance at 9/30/19	Valuation Technique Used	Unobservable Inputs	Input Values (Ranges)
AllianzGI Health Sciences:
Investments in Securities—Assets
Warrants:
Pharmaceuticals	$101,226	Black Scholes Model	Implied Price	$4.492
			Volatility	43.33%

AllianzGI Income & Growth:
Investments In Securities—Assets
Common Stock:
	$300,825	Market and Company Comparables	EV Multiples	6.88x (4.77x-9.11x	)
			M&A Transaction Multiples	1.31x (0.67x-2.42x	)
			Illiquidity Discount	20%
	$278,061	Market and Company Comparables	EV Multiples	0.61x (0.40x-0.82x	)
			M&A Transaction Multiples	0.87x (0.32x-2.12x	)
			Illiquidity Discount	40%
	$41,811	Market and Company Comparables	EV Multiples	0.63x (0.19x-1.12x	)
				10.62x (3.87x-22.96x	)
				0.80x (0.22x-1.67x	)
			Illiquidity Discount	20%
	$825,247	Market and Company Comparables	EV Multiples	1.05x (0.23x-2.41x	)
				4.77x (3.08x-17.39x	)
			M&A Transaction Multiples	8.52x (6.65x-10.11x	)
			Illiquidity Discount	10%
	$2,799,297	Market and Company Comparables	Implied Price	$11.47
Corporate Bonds & Notes:
Diversified Financial Services	$5,292,753	Market and Company Comparables	EV Multiples	1.82x (0.38x-5.73x	)
			Illiquidity Discount	20%
Convertible Bonds & Notes:
Biotechnology	$2,453,103	Market and Company Comparables	Implied Price	$139.96
Preferred Stock:
	$18,296,958	Market and Company Comparables	EV Multiples	0.79x (0.25x-1.39x	)
			Illiquidity Discount	25%
Equity-Linked Security:
Coal	$135,142	Black-Sholes Model	Implied Volume	55.74%
			Implied Price	$33.77
Warrants:
Advertising	$70,663	Market and Company Comparables	EV Multiples	6.54x (1.17x-29.42x	)
				6.39x (1.26x-19.85x	)
		Black-Sholes Model	Expected Volatility	27.22%
			Implied Price	$54.73

AllianzGI Small-Cap:
Investments in Securities—Assets
Common Stock	$2,203	Net Assets Approach	Estimated Movement of Proceeds	7.18%

The tables above do not include Level 3 investments that are valued by brokers or independent pricing services.

†	Issued or removed via corporate action.
*	Transferred out of Level 1 and into Level 3 because of the insufficient trading volume.

The net change in unrealized appreciation/depreciation of Level 3 investments which the following Funds held at September 30, 2019 was:

AllianzGI Emerging Markets Opportunities	$(1,043,141)
AllianzGI Global Small-Cap	5,063
AllianzGI Health Sciences	(83,755)
AllianzGI Income & Growth	1,006,518
AllianzGI Small-Cap	129

At September 30, 2019, the aggregate cost basis and the net unrealized appreciation (depreciation) of investments in securities and other financial instruments for federal income tax purposes were:

	Federal Tax Cost Basis(1)	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
AllianzGI Emerging Markets Opportunities	$314,852,010	$31,411,221	$10,308,908	$21,102,313
AllianzGI Focused Growth	676,501,115	325,858,265	12,805,117	313,053,148
AllianzGI Global Natural Resources	10,774,056	519,654	950,411	(430,757)
AllianzGI Global Small-Cap	93,184,280	16,261,886	4,177,412	12,084,474
AllianzGI Health Sciences	135,255,898	15,940,844	5,771,918	10,168,926
AllianzGI Income & Growth	5,155,377,318	88,943,104	636,034,099	(547,090,995)
AllianzGI Mid-Cap	255,072,656	68,403,377	3,673,537	64,729,840
AllianzGI NFJ Dividend Value	1,174,202,828	142,374,070	31,288,128	111,085,942
AllianzGI NFJ International Value	159,262,398	12,603,339	10,282,466	2,320,873
AllianzGI NFJ Large-Cap Value	332,643,526	24,300,024	11,317,412	12,982,612
AllianzGI NFJ Mid-Cap Value	1,224,997,044	155,140,793	26,391,115	128,749,678
AllianzGI NFJ Small-Cap Value	786,372,800	111,662,643	31,293,725	80,368,918
AllianzGI Small-Cap	103,310,230	16,388,994	3,842,080	12,546,914
AllianzGI Technology	1,095,184,241	391,231,054	17,289,734	373,941,320

(1)	Differences, if any, between book and tax cost basis were attributable to wash sale loss deferrals and the differing treatment of bond premium amortization.